Quarterly Holdings Report
for
Fidelity® Small Cap Index Fund
July 31, 2022
SSP-NPRT1-0922
1.883104.110
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)(b)	91,551	4,073,104
ATN International, Inc.	81,832	3,767,545
Bandwidth, Inc. (a)	178,684	2,971,515
Charge Enterprises, Inc. (a)(b)	805,458	2,448,592
Cogent Communications Group, Inc.	326,484	20,832,944
Consolidated Communications Holdings, Inc. (a)	565,516	3,732,406
EchoStar Holding Corp. Class A (a)(b)	267,304	5,281,927
Globalstar, Inc. (a)(b)	5,160,571	7,224,799
IDT Corp. Class B (a)(b)	111,527	2,903,048
Iridium Communications, Inc. (a)(b)	964,123	43,105,939
Liberty Latin America Ltd.:
Class A (a)	83,757	617,289
Class C (a)	1,371,967	10,070,238
Ooma, Inc. (a)	173,468	2,069,473
Radius Global Infrastructure, Inc. (a)(b)	568,655	8,689,048
Starry Group Holdings, Inc. Class A (a)(b)	178,235	570,352
		118,358,219
Entertainment - 0.3%
Cinemark Holdings, Inc. (a)(b)	819,035	15,012,912
IMAX Corp. (a)(b)	372,016	6,253,589
Lions Gate Entertainment Corp.:
Class A (a)(b)	597,180	5,231,297
Class B (a)(b)	714,293	5,935,775
Madison Square Garden Entertainment Corp. (a)(b)	193,702	11,279,267
Marcus Corp. (b)	171,877	2,823,939
Playstudios, Inc. Class A (a)(b)(c)	591,707	2,378,662
Redbox Entertainment, Inc. (a)(b)	49,002	213,649
Reservoir Media, Inc. (a)(b)	151,457	984,471
Skillz, Inc. (a)(b)	2,314,908	3,657,555
		53,771,116
Interactive Media & Services - 0.7%
Bumble, Inc. (a)(b)	653,510	24,781,099
CarGurus, Inc. Class A (a)(b)	774,546	18,813,722
Cars.com, Inc. (a)(b)	526,521	6,191,887
DHI Group, Inc. (a)	311,544	1,523,450
Eventbrite, Inc. (a)(b)	586,048	5,485,409
EverQuote, Inc. Class A (a)(b)	157,646	1,647,401
fuboTV, Inc. (a)(b)	1,351,561	3,392,418
MediaAlpha, Inc. Class A (a)(b)	169,908	2,093,267
Outbrain, Inc. (b)	302,056	1,691,514
QuinStreet, Inc. (a)(b)	392,501	4,219,386
The Arena Group Holdings, Inc. (b)	84,668	881,394
TrueCar, Inc. (a)	683,352	1,756,215
Vimeo, Inc. (a)	1,093,998	6,082,629
Vinco Ventures, Inc. (a)(b)	1,368,115	1,039,767
Wejo Group Ltd. (a)(b)	176,587	257,817
Yelp, Inc. (a)(b)	519,978	15,942,525
Ziff Davis, Inc. (a)	346,413	28,367,761
ZipRecruiter, Inc. (a)(b)	604,535	10,597,499
		134,765,160
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)(b)	118,889	334,078
Advantage Solutions, Inc. Class A (a)(b)	610,047	2,708,609
AMC Networks, Inc. Class A (a)	229,713	7,010,841
Audacy, Inc. Class A (a)(b)	900,617	573,693
Boston Omaha Corp. (a)(b)	156,674	3,822,846
Cardlytics, Inc. (a)(b)	253,805	3,502,509
Clear Channel Outdoor Holdings, Inc. (a)(b)	2,757,150	4,273,583
Cumulus Media, Inc. (a)	131,936	1,047,572
Daily Journal Corp. (a)(b)	9,070	2,451,621
E.W. Scripps Co. Class A (a)(b)	442,638	6,312,018
Entravision Communication Corp. Class A (b)	455,289	2,440,349
Gambling.com Group Ltd. (b)	65,868	511,136
Gannett Co., Inc. (a)(b)	1,080,124	3,251,173
Gray Television, Inc. (b)	641,560	11,913,769
iHeartMedia, Inc. (a)(b)	914,190	6,838,141
Innovid Corp. (a)(b)	166,128	441,900
Integral Ad Science Holding Corp.	294,631	2,790,156
John Wiley & Sons, Inc. Class A	326,077	17,027,741
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	43,114	1,244,270
Liberty Braves Class C (a)(b)	313,693	8,679,885
Loyalty Ventures, Inc. (a)(b)	148,202	437,196
Magnite, Inc. (a)	997,418	7,620,274
PubMatic, Inc. (a)(b)	319,767	5,304,935
Scholastic Corp. (b)	209,725	9,871,756
Sinclair Broadcast Group, Inc. Class A (b)	318,872	6,964,164
Stagwell, Inc. (a)(b)	581,227	3,841,910
TechTarget, Inc. (a)(b)	208,665	13,602,871
TEGNA, Inc.	1,680,922	35,198,507
Thryv Holdings, Inc. (a)(b)	193,679	4,714,147
Urban One, Inc. Class A (a)	117,834	592,705
WideOpenWest, Inc. (a)(b)	405,822	7,459,008
		182,783,363
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	376,491	6,535,884
KORE Group Holdings, Inc. (a)(b)	261,381	695,273
Shenandoah Telecommunications Co. (b)	366,906	8,182,004
Telephone & Data Systems, Inc. (b)	760,378	12,021,576
U.S. Cellular Corp. (a)(b)	110,948	3,249,667
		30,684,404
TOTAL COMMUNICATION SERVICES		520,362,262
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.4%
Adient PLC (a)(b)	718,022	24,254,783
American Axle & Manufacturing Holdings, Inc. (a)(b)	847,605	7,552,161
Dana, Inc. (b)	976,081	16,359,118
Dorman Products, Inc. (a)(b)	198,656	20,082,135
Fox Factory Holding Corp. (a)(b)	321,348	30,418,802
Gentherm, Inc. (a)(b)	250,588	16,177,961
Holley, Inc. (a)(b)	388,876	3,107,119
LCI Industries (b)	188,129	25,414,347
Luminar Technologies, Inc. (a)(b)	1,804,887	12,201,036
Modine Manufacturing Co. (a)	379,715	4,981,861
Motorcar Parts of America, Inc. (a)(b)	140,703	2,120,394
Patrick Industries, Inc.	166,844	10,130,768
Solid Power, Inc. (a)(b)	432,415	2,741,511
Standard Motor Products, Inc.	154,490	7,066,373
Stoneridge, Inc. (a)(b)	196,886	3,705,395
Tenneco, Inc. (a)	621,427	11,726,327
The Goodyear Tire & Rubber Co. (a)	2,115,938	25,983,719
Visteon Corp. (a)(b)	210,176	26,814,254
XPEL, Inc. (a)(b)	163,938	10,047,760
		260,885,824
Automobiles - 0.2%
Canoo, Inc. (a)(b)	874,639	3,026,251
Cenntro Electric Group Ltd. (a)(b)	1,413,581	2,120,372
Faraday Future Intelligent Electric, Inc. (a)(b)	745,311	1,647,137
Fisker, Inc. (a)(b)	1,232,666	11,808,940
Lordstown Motors Corp. Class A (a)(b)	1,210,426	2,711,354
Mullen Automotive, Inc. (a)(b)	116,964	92,717
Winnebago Industries, Inc. (b)	243,416	14,695,024
Workhorse Group, Inc. (a)(b)	1,130,377	3,696,333
		39,798,128
Distributors - 0.0%
Funko, Inc. (a)	240,813	6,311,709
Weyco Group, Inc. (b)	40,760	1,073,618
		7,385,327
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	566,713	5,548,120
Adtalem Global Education, Inc. (a)(b)	339,441	13,611,584
American Public Education, Inc. (a)(b)	144,596	2,271,603
Carriage Services, Inc.	101,277	3,674,330
Chegg, Inc. (a)	944,106	20,109,458
Coursera, Inc. (a)(b)	855,160	11,878,172
Duolingo, Inc. (a)(b)	178,377	16,366,090
European Wax Center, Inc. (b)	161,699	3,382,743
Frontdoor, Inc. (a)(b)	625,234	16,737,514
Graham Holdings Co.	28,291	16,818,717
Laureate Education, Inc. Class A (b)	850,442	10,069,233
Nerdy, Inc. Class A (a)(b)	405,681	1,058,827
OneSpaWorld Holdings Ltd. (a)(b)	503,923	3,633,285
Perdoceo Education Corp. (a)(b)	516,860	7,080,982
PowerSchool Holdings, Inc. (b)	347,549	5,008,181
Rover Group, Inc. Class A (a)(b)	696,161	3,042,224
StoneMor, Inc. (a)	242,953	823,611
Strategic Education, Inc. (b)	174,758	12,552,867
Stride, Inc. (a)(b)	307,311	13,730,655
The Beachbody Co., Inc. (a)(b)	793,786	952,543
Udemy, Inc. (b)	548,879	6,559,104
Universal Technical Institute, Inc. (a)	239,337	1,924,269
Vivint Smart Home, Inc. Class A (a)(b)	716,279	3,423,814
WW International, Inc. (a)(b)	412,960	2,742,054
		182,999,980
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	442,705	5,339,022
Bally's Corp. (a)(b)	301,580	6,625,713
Biglari Holdings, Inc. (a)	5,786	695,535
BJ's Restaurants, Inc. (a)(b)	172,253	4,042,778
Bloomin' Brands, Inc.	667,136	13,602,903
Bluegreen Vacations Holding Corp. Class A	92,018	2,418,233
Bowlero Corp. Class A (a)(b)	293,389	3,356,370
Brinker International, Inc. (a)(b)	329,550	9,145,013
Century Casinos, Inc. (a)	210,927	1,778,115
Chuy's Holdings, Inc. (a)(b)	140,801	3,130,006
Cracker Barrel Old Country Store, Inc. (b)	175,857	16,718,725
Dave & Buster's Entertainment, Inc. (a)	324,744	12,132,436
Denny's Corp. (a)	451,573	4,384,774
Dine Brands Global, Inc.	119,056	8,489,883
El Pollo Loco Holdings, Inc. (a)	145,779	1,416,972
Everi Holdings, Inc. (a)(b)	664,727	12,769,406
F45 Training Holdings, Inc. (b)	281,950	555,442
First Watch Restaurant Group, Inc. (b)	88,319	1,467,862
Full House Resorts, Inc. (a)	254,551	1,580,762
Golden Entertainment, Inc. (a)(b)	154,158	6,762,911
Hilton Grand Vacations, Inc. (a)(b)	676,645	27,586,817
Inspirato, Inc. (a)(b)	80,279	403,803
Inspired Entertainment, Inc. (a)(b)	163,773	1,693,413
International Game Technology PLC (b)	754,192	14,291,938
Jack in the Box, Inc. (b)	160,138	11,071,941
Krispy Kreme, Inc.	546,004	7,796,937
Kura Sushi U.S.A., Inc. Class A (a)(b)	35,543	3,001,251
Life Time Group Holdings, Inc. (b)	316,444	4,588,438
Light & Wonder, Inc. Class A (a)	739,752	37,682,967
Lindblad Expeditions Holdings (a)(b)	240,078	1,896,616
Monarch Casino & Resort, Inc. (a)(b)	100,540	6,449,641
NeoGames SA (a)(b)	100,967	1,543,785
Noodles & Co. (a)(b)	318,034	1,656,957
Papa John's International, Inc. (b)	249,597	23,933,856
Portillo's, Inc. (b)	150,974	3,446,736
RCI Hospitality Holdings, Inc. (b)	68,818	3,919,873
Red Rock Resorts, Inc.	402,278	15,821,594
Rush Street Interactive, Inc. (a)(b)	465,092	2,576,610
Ruth's Hospitality Group, Inc. (b)	251,501	4,413,843
SeaWorld Entertainment, Inc. (a)	341,579	16,303,566
Shake Shack, Inc. Class A (a)(b)	285,144	14,673,510
Sonder Holdings, Inc. (a)(b)	330,043	511,567
Sweetgreen, Inc. Class A (b)	100,770	1,583,097
Target Hospitality Corp. (a)(b)	229,081	3,149,864
Texas Roadhouse, Inc. Class A (b)	517,217	45,111,667
The Cheesecake Factory, Inc. (b)	376,781	11,013,309
The ONE Group Hospitality, Inc. (a)(b)	158,149	1,326,870
Vacasa, Inc. Class A (a)(b)	312,020	814,372
Wingstop, Inc. (b)	226,809	28,618,760
Xponential Fitness, Inc. (b)	127,352	1,889,904
		415,186,363
Household Durables - 1.6%
Aterian, Inc. (a)(b)	456,534	1,040,898
Beazer Homes U.S.A., Inc. (a)(b)	223,244	3,292,849
Cavco Industries, Inc. (a)	69,543	17,927,490
Century Communities, Inc.	222,195	11,369,718
Dream Finders Homes, Inc. (a)(b)	159,201	2,069,613
Ethan Allen Interiors, Inc. (b)	171,914	3,952,303
GoPro, Inc. Class A (a)(b)	992,794	6,314,170
Green Brick Partners, Inc. (a)(b)	215,587	5,777,732
Helen of Troy Ltd. (a)(b)	179,552	24,022,262
Hovnanian Enterprises, Inc. Class A (a)	39,964	1,938,654
Installed Building Products, Inc. (b)	183,723	18,633,187
iRobot Corp. (a)(b)	203,553	9,365,474
KB Home	604,726	19,738,257
La-Z-Boy, Inc. (b)	324,126	9,033,392
Landsea Homes Corp. (a)	82,684	608,554
Legacy Housing Corp. (a)(b)	57,833	785,372
LGI Homes, Inc. (a)(b)	158,122	17,836,162
Lifetime Brands, Inc.	91,088	980,107
Lovesac (a)(b)	107,042	3,335,429
M.D.C. Holdings, Inc.	434,555	15,752,619
M/I Homes, Inc. (a)	207,763	9,559,176
Meritage Homes Corp. (a)	274,580	24,245,414
Purple Innovation, Inc. (a)(b)	433,503	1,512,925
Skyline Champion Corp. (a)(b)	404,440	25,601,052
Snap One Holdings Corp. (a)(b)	137,026	1,666,236
Sonos, Inc. (a)(b)	967,303	21,387,069
Taylor Morrison Home Corp. (a)	872,667	25,045,543
Traeger, Inc. (a)(b)	238,921	733,487
TRI Pointe Homes, Inc. (a)(b)	773,520	14,325,590
Tupperware Brands Corp. (a)(b)	348,833	2,602,294
Universal Electronics, Inc. (a)	88,368	2,452,212
Vizio Holding Corp. (a)(b)	517,213	4,737,671
Vuzix Corp. (a)(b)	452,155	3,694,106
Weber, Inc. (b)	207,817	1,323,794
		312,660,811
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	204,144	2,035,316
1stDibs.com, Inc. (a)(b)	172,436	1,117,385
a.k.a. Brands Holding Corp. (b)	61,208	115,071
BARK, Inc. (a)(b)	397,886	568,977
Boxed, Inc. Class A (a)(b)	81,915	154,000
CarParts.com, Inc. (a)(b)	384,197	3,065,892
ContextLogic, Inc. (a)(b)	4,309,048	6,463,572
Duluth Holdings, Inc. (a)(b)	95,906	924,534
Groupon, Inc. (a)(b)	160,626	1,702,636
Lands' End, Inc. (a)(b)	115,784	1,476,246
Liquidity Services, Inc. (a)(b)	189,100	3,806,583
Lulu's Fashion Lounge Holdings, Inc. (b)	48,445	271,292
Overstock.com, Inc. (a)(b)	323,077	9,369,233
PetMed Express, Inc.	152,455	3,326,568
Porch Group, Inc. Class A (a)(b)	605,564	1,168,739
Poshmark, Inc. (a)(b)	350,667	3,783,697
Quotient Technology, Inc. (a)(b)	714,693	1,979,700
Qurate Retail, Inc. Series A	2,649,049	7,231,904
Rent the Runway, Inc. Class A (b)	351,780	1,561,903
Revolve Group, Inc. (a)(b)	310,545	8,794,634
RumbleON, Inc. Class B (a)(b)	78,051	1,303,452
Shutterstock, Inc. (b)	184,246	10,409,899
Stitch Fix, Inc. (a)(b)	618,681	3,693,526
The RealReal, Inc. (a)(b)	649,742	1,513,899
thredUP, Inc. (a)(b)	445,357	1,002,053
Vivid Seats, Inc. Class A (b)	186,853	1,562,091
Xometry, Inc. (b)	255,459	9,707,442
		88,110,244
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	257,957	12,570,245
AMMO, Inc. (a)(b)	703,870	3,434,886
Callaway Golf Co. (a)(b)	1,057,135	24,261,248
Clarus Corp.	218,857	4,512,831
Johnson Outdoors, Inc. Class A (b)	39,064	2,629,398
Latham Group, Inc. (a)(b)	343,760	1,887,242
Malibu Boats, Inc. Class A (a)(b)	158,009	9,867,662
Marine Products Corp.	59,392	644,997
MasterCraft Boat Holdings, Inc. (a)(b)	141,402	3,349,813
Smith & Wesson Brands, Inc. (b)	346,301	5,038,680
Solo Brands, Inc. Class A (b)	169,502	845,815
Sturm, Ruger & Co., Inc. (b)	130,863	8,653,970
Vista Outdoor, Inc. (a)(b)	422,811	12,726,611
		90,423,398
Multiline Retail - 0.1%
Big Lots, Inc. (b)	213,608	4,312,746
Dillard's, Inc. Class A (b)	32,642	7,421,159
Franchise Group, Inc.	209,735	6,906,574
		18,640,479
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)(b)	375,016	6,679,035
Academy Sports & Outdoors, Inc. (b)	634,506	27,302,793
America's Car Mart, Inc. (a)(b)	46,161	4,780,895
American Eagle Outfitters, Inc. (b)	1,165,926	14,037,749
Arko Corp. (b)	631,456	5,765,193
Asbury Automotive Group, Inc. (a)(b)	167,617	28,769,782
Bed Bath & Beyond, Inc. (a)(b)	606,684	3,051,621
Big 5 Sporting Goods Corp. (b)	166,847	2,145,652
Boot Barn Holdings, Inc. (a)	223,737	13,938,815
Build-A-Bear Workshop, Inc. (b)	108,431	1,731,643
Caleres, Inc.	274,859	6,822,000
Camping World Holdings, Inc. (b)	291,970	7,894,869
Chico's FAS, Inc. (a)(b)	921,357	4,625,212
Citi Trends, Inc. (a)(b)	65,062	1,599,224
Conn's, Inc. (a)(b)	98,512	927,983
Designer Brands, Inc. Class A (b)	434,223	6,265,838
Destination XL Group, Inc. (a)(b)	441,897	1,829,454
EVgo, Inc. Class A (a)(b)	515,560	4,624,573
Express, Inc. (a)(b)	477,424	806,847
Foot Locker, Inc. (b)	629,385	17,855,652
Genesco, Inc. (a)(b)	98,915	5,544,186
Group 1 Automotive, Inc.	121,502	21,496,134
GrowGeneration Corp. (a)(b)	433,434	2,102,155
Guess?, Inc. (b)	259,180	4,901,094
Haverty Furniture Companies, Inc. (b)	114,915	3,140,627
Hibbett, Inc. (b)	98,484	4,620,869
JOANN, Inc. (b)	93,212	842,636
LL Flooring Holdings, Inc. (a)	221,660	2,225,466
MarineMax, Inc. (a)(b)	161,080	6,578,507
Monro, Inc. (b)	250,715	12,573,357
Murphy U.S.A., Inc. (b)	168,987	48,053,143
National Vision Holdings, Inc. (a)(b)	613,962	17,890,853
OneWater Marine, Inc. Class A (b)	83,544	3,027,635
Party City Holdco, Inc. (a)(b)	806,584	919,506
Rent-A-Center, Inc. (b)	402,640	9,474,119
Sally Beauty Holdings, Inc. (a)(b)	803,827	10,272,909
Shoe Carnival, Inc. (b)	134,231	2,927,578
Signet Jewelers Ltd.	353,525	21,550,884
Sleep Number Corp. (a)(b)	163,963	7,388,173
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	151,985	6,360,572
Sportsman's Warehouse Holdings, Inc. (a)(b)	336,521	3,318,097
The Aaron's Co., Inc. (b)	230,338	2,999,001
The Buckle, Inc. (b)	229,039	6,916,978
The Cato Corp. Class A (sub. vtg.)	138,732	1,713,340
The Children's Place, Inc. (a)(b)	99,706	4,321,258
The Container Store Group, Inc. (a)(b)	253,739	1,892,893
The ODP Corp. (a)	324,997	11,797,391
Tile Shop Holdings, Inc. (b)	254,960	849,017
Tilly's, Inc. (b)	172,758	1,307,778
Torrid Holdings, Inc. (b)	110,344	447,997
TravelCenters of America LLC (a)(b)	95,683	3,991,895
Urban Outfitters, Inc. (a)(b)	497,115	10,180,915
Volta, Inc. (a)(b)	918,871	1,690,723
Warby Parker, Inc. (a)(b)	634,357	7,859,683
Winmark Corp.	20,910	4,645,157
Zumiez, Inc. (a)(b)	118,788	3,088,488
		420,365,844
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	716,087	3,680,687
Crocs, Inc. (a)	459,081	32,888,563
Ermenegildo Zegna Holditalia SpA (b)	348,459	3,833,049
Fossil Group, Inc. (a)(b)	358,757	2,163,305
G-III Apparel Group Ltd. (a)	328,157	7,248,988
Kontoor Brands, Inc. (b)	426,660	15,573,090
Movado Group, Inc. (b)	118,935	4,041,411
Oxford Industries, Inc. (b)	117,160	11,177,064
PLBY Group, Inc. (a)(b)	242,323	1,555,714
Rocky Brands, Inc. (b)	52,581	1,728,863
Steven Madden Ltd. (b)	596,817	18,919,099
Superior Group of Companies, Inc. (b)	85,689	1,581,819
Unifi, Inc. (a)	103,887	1,415,980
Wolverine World Wide, Inc.	605,435	13,604,124
		119,411,756
TOTAL CONSUMER DISCRETIONARY		1,955,868,154
CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Celsius Holdings, Inc. (a)(b)	414,308	36,856,840
Coca-Cola Bottling Co. Consolidated	35,529	18,226,377
Duckhorn Portfolio, Inc. (a)(b)	279,966	5,134,576
MGP Ingredients, Inc. (b)	106,167	11,166,645
National Beverage Corp. (b)	178,685	9,681,153
Primo Water Corp.	1,190,244	15,735,026
The Vita Coco Co., Inc. (b)	213,530	2,573,037
Vintage Wine Estates, Inc. (a)(b)	241,307	1,771,193
		101,144,847
Food & Staples Retailing - 0.6%
Andersons, Inc. (b)	242,595	8,774,661
Chefs' Warehouse Holdings (a)	257,923	8,926,715
HF Foods Group, Inc. (a)(b)	270,382	1,422,209
Ingles Markets, Inc. Class A	107,576	10,269,205
Natural Grocers by Vitamin Cottage, Inc. (b)	69,056	1,144,948
PriceSmart, Inc.	186,957	12,410,206
Rite Aid Corp. (a)(b)	410,118	3,375,271
SpartanNash Co. (b)	269,039	8,687,269
Sprouts Farmers Market LLC (a)(b)	829,872	22,937,662
United Natural Foods, Inc. (a)(b)	439,987	18,703,847
Village Super Market, Inc. Class A (b)	58,137	1,312,152
Weis Markets, Inc.	124,369	9,567,707
		107,531,852
Food Products - 1.1%
Alico, Inc. (b)	47,085	1,715,777
AppHarvest, Inc. (a)(b)	547,599	2,102,780
B&G Foods, Inc. Class A (b)	513,872	12,697,777
Benson Hill, Inc. (a)(b)	1,296,827	4,214,688
Beyond Meat, Inc. (a)(b)	465,745	14,899,183
BRC, Inc. Class A (a)	192,153	1,804,317
Cal-Maine Foods, Inc.	286,308	14,633,202
Calavo Growers, Inc. (b)	131,041	5,280,952
Fresh Del Monte Produce, Inc. (b)	229,308	6,812,741
Hostess Brands, Inc. Class A (a)	1,035,154	23,415,183
J&J Snack Foods Corp. (b)	115,071	15,593,271
John B. Sanfilippo & Son, Inc.	67,599	5,063,165
Lancaster Colony Corp. (b)	147,565	19,534,655
Landec Corp. (a)	189,806	1,989,167
Local Bounti Corp. (a)(b)	141,006	545,693
Mission Produce, Inc. (a)(b)	295,937	4,196,387
Seneca Foods Corp. Class A (a)(b)	44,006	2,504,822
Sovos Brands, Inc. (b)	215,372	3,049,668
SunOpta, Inc. (a)(b)	738,814	6,516,339
Tattooed Chef, Inc. (a)(b)	374,635	2,363,947
The Hain Celestial Group, Inc. (a)(b)	570,307	12,974,484
The Simply Good Foods Co. (a)	682,135	22,251,244
Tootsie Roll Industries, Inc. (b)	113,009	3,968,876
TreeHouse Foods, Inc. (a)	384,861	16,710,665
Utz Brands, Inc. Class A (b)	503,345	8,466,263
Vital Farms, Inc. (a)(b)	230,448	2,719,286
Whole Earth Brands, Inc. Class A (a)	310,664	1,671,372
		217,695,904
Household Products - 0.3%
Central Garden & Pet Co. (a)	329,088	14,262,674
Central Garden & Pet Co. Class A (non-vtg.) (a)(b)	42,183	1,721,066
Energizer Holdings, Inc. (b)	504,672	14,902,964
WD-40 Co. (b)	103,400	18,340,058
		49,226,762
Personal Products - 0.7%
BellRing Brands, Inc. (a)(b)	884,284	21,346,616
Edgewell Personal Care Co. (b)	405,957	16,148,969
elf Beauty, Inc. (a)(b)	364,603	12,225,139
Herbalife Nutrition Ltd. (a)(b)	749,525	18,295,905
Inter Parfums, Inc.	135,954	11,348,080
MediFast, Inc. (b)	86,373	14,527,075
Nature's Sunshine Products, Inc. (a)	91,213	953,176
Nu Skin Enterprises, Inc. Class A (b)	377,786	16,437,469
The Beauty Health Co. (a)(b)	752,363	10,021,475
The Honest Co., Inc. (a)(b)	493,681	1,648,895
Thorne HealthTech, Inc. (b)	105,961	549,938
USANA Health Sciences, Inc. (a)(b)	84,664	5,894,308
Veru, Inc. (a)(b)	491,997	5,953,164
		135,350,209
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,213,005	2,037,848
Turning Point Brands, Inc. (b)	118,492	2,843,808
Universal Corp. (b)	182,203	10,186,970
Vector Group Ltd.	1,088,590	12,126,893
		27,195,519
TOTAL CONSUMER STAPLES		638,145,093
ENERGY - 5.7%
Energy Equipment & Services - 1.5%
Archrock, Inc.	1,024,378	8,645,750
Borr Drilling Ltd. (a)(b)	1,015,790	3,900,634
Bristow Group, Inc. (a)(b)	180,561	4,658,474
Cactus, Inc. (b)	447,635	18,617,140
Championx Corp. (b)	1,548,800	32,354,432
Diamond Offshore Drilling, Inc. (a)(b)	753,602	5,086,814
DMC Global, Inc. (a)(b)	149,324	3,398,614
Dril-Quip, Inc. (a)(b)	258,622	6,633,654
Expro Group Holdings NV (a)(b)	587,191	7,151,986
Helix Energy Solutions Group, Inc. (a)(b)	1,076,304	4,348,268
Helmerich & Payne, Inc. (b)	776,474	35,950,746
Liberty Oilfield Services, Inc. Class A (a)(b)	1,081,274	15,354,091
Nabors Industries Ltd. (a)(b)	68,270	9,727,792
Newpark Resources, Inc. (a)(b)	604,508	2,127,868
Nextier Oilfield Solutions, Inc. (a)(b)	1,326,406	13,224,268
Noble Corp. (a)(b)	283,553	8,506,590
Oceaneering International, Inc. (a)(b)	759,470	8,065,571
Oil States International, Inc. (a)(b)	453,585	2,313,284
Patterson-UTI Energy, Inc. (b)	1,619,669	26,805,522
ProPetro Holding Corp. (a)(b)	657,123	6,912,934
RPC, Inc.	557,744	4,551,191
Select Energy Services, Inc. Class A (a)	532,667	3,979,022
Solaris Oilfield Infrastructure, Inc. Class A	245,765	2,725,534
TETRA Technologies, Inc. (a)	943,314	4,131,715
Tidewater, Inc. (a)(b)	289,169	6,370,393
U.S. Silica Holdings, Inc. (a)	559,663	7,740,139
Valaris Ltd. (a)(b)	459,952	23,080,391
Weatherford International PLC (a)(b)	532,565	12,318,228
		288,681,045
Oil, Gas & Consumable Fuels - 4.2%
Aemetis, Inc. (a)(b)	226,384	1,663,922
Alto Ingredients, Inc. (a)(b)	553,404	2,379,637
Amplify Energy Corp. (a)(b)	271,988	1,863,118
Arch Resources, Inc. (b)	115,209	14,878,090
Archaea Energy, Inc. (a)(b)	450,980	7,387,052
Ardmore Shipping Corp. (a)	260,213	2,120,736
Berry Corp.	607,031	5,184,045
Brigham Minerals, Inc. Class A	389,494	10,341,066
California Resources Corp. (b)	591,835	26,549,718
Callon Petroleum Co. (a)(b)	372,626	17,155,701
Centennial Resource Development, Inc. Class A (a)(b)	1,557,387	10,372,197
Centrus Energy Corp. Class A (a)(b)	80,594	2,671,691
Civitas Resources, Inc. (b)	558,857	32,950,209
Clean Energy Fuels Corp. (a)(b)	1,283,559	8,317,462
CNX Resources Corp. (a)(b)	1,453,412	25,100,425
Comstock Resources, Inc. (a)	690,820	11,004,763
CONSOL Energy, Inc. (a)	259,526	15,914,134
Crescent Energy, Inc. Class A (b)	250,304	3,654,438
CVR Energy, Inc.	221,938	7,443,801
Delek U.S. Holdings, Inc.	533,329	14,218,551
Denbury, Inc. (a)(b)	384,339	27,637,817
DHT Holdings, Inc.	1,064,269	6,992,247
Dorian LPG Ltd. (b)	232,716	3,751,382
Earthstone Energy, Inc. (a)(b)	330,181	4,685,268
Empire Petroleum Corp. (a)(b)	49,804	547,844
Energy Fuels, Inc. (a)(b)	1,181,945	7,930,851
Equitrans Midstream Corp.	3,112,685	24,434,577
Excelerate Energy, Inc. (b)	139,620	3,091,187
FLEX LNG Ltd. (b)	216,338	6,892,529
Frontline Ltd. (NY Shares) (a)(b)	940,596	9,020,316
Gevo, Inc. (a)(b)	1,490,629	4,382,449
Golar LNG Ltd. (a)	762,328	17,053,277
Green Plains, Inc. (a)(b)	398,148	14,341,291
Gulfport Energy Corp. (a)(b)	90,022	8,285,625
HighPeak Energy, Inc.	47,903	1,177,456
International Seaways, Inc.	371,768	8,792,313
Kinetik Holdings, Inc.	126,916	5,162,943
Kosmos Energy Ltd. (a)	3,409,883	21,618,658
Laredo Petroleum, Inc. (a)(b)	129,108	11,448,006
Magnolia Oil & Gas Corp. Class A (b)	1,263,204	30,481,113
Matador Resources Co. (b)	851,606	49,205,795
Murphy Oil Corp.	1,114,624	39,167,887
NACCO Industries, Inc. Class A (b)	29,234	1,148,896
National Energy Services Reunited Corp. (a)(b)	290,472	2,047,828
Nextdecade Corp. (a)(b)	230,656	1,630,738
Nordic American Tanker Shipping Ltd. (b)	1,440,349	3,456,838
Northern Oil & Gas, Inc. (b)	497,380	14,339,465
Oasis Petroleum, Inc.	320,834	41,143,752
Oasis Petroleum, Inc.:
warrants 9/1/24 (a)	29,463	576,002
warrants 9/1/25 (a)	14,729	251,866
Par Pacific Holdings, Inc. (a)	370,872	6,119,388
PBF Energy, Inc. Class A (a)	731,482	24,394,925
Peabody Energy Corp. (a)(b)	890,696	18,695,709
Ranger Oil Corp.	160,835	6,121,380
Rex American Resources Corp. (a)	40,238	3,841,119
Riley Exploration Permian, Inc.	83,253	2,204,539
Ring Energy, Inc. (a)(b)	659,912	1,854,353
SandRidge Energy, Inc. (a)	238,661	4,470,121
Scorpio Tankers, Inc.	374,990	14,478,364
SFL Corp. Ltd.	869,810	8,672,006
SilverBow Resources, Inc. (a)(b)	89,262	4,033,750
Sitio Royalties Corp. (b)	91,704	2,706,185
SM Energy Co.	915,898	37,808,269
Talos Energy, Inc. (a)(b)	501,185	9,497,456
Teekay Corp. (a)	525,387	1,649,715
Teekay Tankers Ltd. (a)(b)	169,768	3,543,058
Tellurian, Inc. (a)(b)	3,868,740	14,391,713
Ur-Energy, Inc. (a)(b)	1,520,048	1,808,857
Uranium Energy Corp. (a)(b)	2,109,207	8,858,669
VAALCO Energy, Inc. (b)	437,259	2,592,946
Vertex Energy, Inc. (a)(b)	408,722	5,550,445
W&T Offshore, Inc. (a)(b)	726,274	3,609,582
World Fuel Services Corp. (b)	474,240	13,145,933
		791,915,454
TOTAL ENERGY		1,080,596,499
FINANCIALS - 16.8%
Banks - 9.5%
1st Source Corp.	118,287	5,703,799
ACNB Corp.	61,473	2,021,847
Allegiance Bancshares, Inc. (b)	146,059	6,432,438
Amalgamated Financial Corp. (b)	103,770	2,395,012
Amerant Bancorp, Inc. Class A (b)	209,662	5,727,966
American National Bankshares, Inc.	77,292	2,804,927
Ameris Bancorp	503,570	23,813,825
Arrow Financial Corp. (b)	101,419	3,402,607
Associated Banc-Corp. (b)	1,126,376	22,640,158
Atlantic Union Bankshares Corp.	569,716	19,706,476
Banc of California, Inc. (b)	416,585	7,294,403
BancFirst Corp. (b)	147,783	15,870,416
Bancorp, Inc., Delaware (a)(b)	424,661	10,446,661
Bank First National Corp. (b)	48,983	3,767,772
Bank of Marin Bancorp	116,360	3,807,299
BankUnited, Inc.	617,026	23,971,460
Bankwell Financial Group, Inc.	39,347	1,289,795
Banner Corp.	260,261	16,133,579
Bar Harbor Bankshares	108,914	3,155,239
BayCom Corp. (b)	94,844	1,857,994
BCB Bancorp, Inc.	106,210	2,045,605
Berkshire Hills Bancorp, Inc.	350,155	9,863,866
Blue Ridge Bankshares, Inc.	140,906	2,105,136
Brookline Bancorp, Inc., Delaware	575,611	7,960,700
Business First Bancshares, Inc.	157,463	3,697,231
Byline Bancorp, Inc.	189,003	4,628,683
Cadence Bank	1,389,821	36,274,328
Cambridge Bancorp	52,186	4,346,572
Camden National Corp.	104,915	4,794,616
Capital Bancorp, Inc.	61,968	1,548,580
Capital City Bank Group, Inc.	98,916	3,203,889
Capstar Financial Holdings, Inc.	158,130	3,322,311
Carter Bankshares, Inc. (a)(b)	172,887	2,411,774
Cathay General Bancorp (b)	546,893	22,805,438
CBTX, Inc. (b)	138,537	4,287,720
Central Pacific Financial Corp.	208,349	4,933,704
Citizens & Northern Corp.	114,970	2,808,717
City Holding Co.	111,745	9,698,349
Civista Bancshares, Inc.	111,608	2,417,429
CNB Financial Corp., Pennsylvania	120,249	3,102,424
Coastal Financial Corp. of Washington (a)	78,199	3,224,145
Colony Bankcorp, Inc.	120,229	1,745,725
Columbia Banking Systems, Inc.	601,657	18,151,992
Community Bank System, Inc.	404,905	27,262,254
Community Trust Bancorp, Inc. (b)	118,355	5,128,322
ConnectOne Bancorp, Inc.	280,985	7,429,243
CrossFirst Bankshares, Inc. (a)(b)	334,914	4,595,020
Customers Bancorp, Inc. (a)(b)	236,522	9,032,775
CVB Financial Corp. (b)	1,018,701	27,168,756
Dime Community Bancshares, Inc. (b)	257,109	8,762,275
Eagle Bancorp, Inc.	241,568	11,844,079
Eastern Bankshares, Inc. (b)	1,215,078	24,787,591
Enterprise Bancorp, Inc.	68,375	2,174,325
Enterprise Financial Services Corp.	269,608	12,679,664
Equity Bancshares, Inc. (b)	111,232	3,553,862
Esquire Financial Holdings, Inc. (b)	50,293	1,821,612
Farmers & Merchants Bancorp, Inc. (b)	90,696	2,779,832
Farmers National Banc Corp.	232,715	3,304,553
FB Financial Corp.	276,669	11,855,267
Financial Institutions, Inc.	115,785	3,069,460
First Bancorp, North Carolina	271,701	10,292,034
First Bancorp, Puerto Rico (b)	1,489,342	22,474,171
First Bancshares, Inc.	145,945	4,232,405
First Bank Hamilton New Jersey	111,774	1,683,316
First Busey Corp. (b)	393,395	9,697,187
First Business Finance Services, Inc.	56,823	1,900,729
First Commonwealth Financial Corp.	710,365	10,527,609
First Community Bankshares, Inc.	122,519	3,930,410
First Financial Bancorp, Ohio (b)	712,879	15,925,717
First Financial Bankshares, Inc. (b)	984,495	43,494,989
First Financial Corp., Indiana (b)	86,556	4,043,896
First Foundation, Inc.	394,936	8,222,568
First Guaranty Bancshares, Inc. (b)	43,392	1,076,989
First Internet Bancorp	69,867	2,476,785
First Interstate Bancsystem, Inc.	710,086	28,957,307
First Merchants Corp.	435,526	18,087,395
First Mid-Illinois Bancshares, Inc.	136,186	5,116,508
First of Long Island Corp.	162,170	2,951,494
First Western Financial, Inc. (a)(b)	57,287	1,603,463
Five Star Bancorp	92,910	2,450,037
Flushing Financial Corp.	208,525	4,502,055
Fulton Financial Corp.	1,229,596	20,521,957
FVCBankcorp, Inc. (a)(b)	84,711	1,622,216
German American Bancorp, Inc.	208,806	7,901,219
Glacier Bancorp, Inc. (b)	842,448	42,198,220
Great Southern Bancorp, Inc.	69,616	4,312,015
Guaranty Bancshares, Inc. Texas	59,914	2,238,986
Hancock Whitney Corp. (b)	653,575	31,900,996
Hanmi Financial Corp.	232,526	5,875,932
HarborOne Bancorp, Inc.	339,883	4,928,304
HBT Financial, Inc.	74,496	1,388,605
Heartland Financial U.S.A., Inc.	313,322	14,068,158
Heritage Commerce Corp.	445,079	5,243,031
Heritage Financial Corp., Washington	265,173	6,899,801
Hilltop Holdings, Inc. (b)	463,341	13,367,388
Home Bancshares, Inc. (b)	1,437,755	33,931,018
HomeStreet, Inc.	137,105	5,112,645
HomeTrust Bancshares, Inc. (b)	103,989	2,510,294
Hope Bancorp, Inc.	876,024	13,175,401
Horizon Bancorp, Inc. Indiana (b)	297,726	5,677,635
Independent Bank Corp.	154,151	3,234,088
Independent Bank Corp. (b)	353,650	29,635,870
Independent Bank Group, Inc.	278,795	19,716,382
International Bancshares Corp.	413,090	18,118,127
John Marshall Bankcorp, Inc. (b)	84,377	2,199,708
Lakeland Bancorp, Inc.	469,585	7,475,793
Lakeland Financial Corp. (b)	186,549	14,513,512
Live Oak Bancshares, Inc. (b)	248,707	9,361,331
Macatawa Bank Corp.	181,136	1,684,565
Mercantile Bank Corp.	115,254	4,084,602
Metrocity Bankshares, Inc.	142,271	2,946,432
Metropolitan Bank Holding Corp. (a)(b)	78,719	5,461,524
Mid Penn Bancorp, Inc.	105,481	3,025,195
Midland States Bancorp, Inc.	164,467	4,309,035
MidWestOne Financial Group, Inc.	107,656	3,359,944
MVB Financial Corp. (b)	77,527	2,519,628
National Bank Holdings Corp. (b)	223,409	9,298,283
NBT Bancorp, Inc.	317,302	12,863,423
Nicolet Bankshares, Inc. (a)(b)	93,579	7,484,448
Northeast Bank	49,119	1,954,936
Northwest Bancshares, Inc.	922,200	13,261,236
OceanFirst Financial Corp.	441,374	9,074,649
OFG Bancorp (b)	363,162	9,976,060
Old National Bancorp, Indiana (b)	2,216,249	38,584,895
Old Second Bancorp, Inc.	316,808	4,451,152
Origin Bancorp, Inc.	168,433	7,254,409
Orrstown Financial Services, Inc.	82,644	2,142,132
Pacific Premier Bancorp, Inc.	718,221	24,160,954
Park National Corp. (b)	108,569	14,066,200
Parke Bancorp, Inc. (b)	72,781	1,597,543
Pathward Financial, Inc.	220,869	7,447,703
PCB Bancorp	84,276	1,623,999
Peapack-Gladstone Financial Corp.	125,344	4,093,735
Peoples Bancorp, Inc.	209,203	6,468,557
Peoples Financial Services Corp.	51,814	2,758,577
Preferred Bank, Los Angeles (b)	104,938	7,628,993
Premier Financial Corp.	267,741	7,625,264
Primis Financial Corp.	155,178	2,102,662
Professional Holdings Corp. (A Shares) (a)(b)	96,136	2,158,253
QCR Holdings, Inc. (b)	125,617	7,447,832
RBB Bancorp	106,843	2,437,089
Red River Bancshares, Inc. (b)	32,465	1,780,705
Renasant Corp. (b)	415,574	13,880,172
Republic Bancorp, Inc., Kentucky Class A	61,692	2,766,269
Republic First Bancorp, Inc. (a)(b)	346,012	1,252,563
S&T Bancorp, Inc.	298,727	9,242,613
Sandy Spring Bancorp, Inc.	338,103	13,963,654
Seacoast Banking Corp., Florida (b)	460,303	16,469,641
ServisFirst Bancshares, Inc. (b)	379,527	32,430,582
Shore Bancshares, Inc. (b)	128,149	2,511,720
Sierra Bancorp	104,177	2,338,774
Silvergate Capital Corp. (a)(b)	237,533	22,159,454
Simmons First National Corp. Class A	948,995	22,538,631
SmartFinancial, Inc.	111,861	2,936,351
South Plains Financial, Inc.	76,741	2,027,497
Southern First Bancshares, Inc. (a)(b)	56,074	2,509,312
Southside Bancshares, Inc. (b)	229,289	9,157,803
Southstate Corp.	567,692	48,123,251
Stock Yards Bancorp, Inc. (b)	217,218	15,020,625
Summit Financial Group, Inc.	84,849	2,588,743
Texas Capital Bancshares, Inc. (a)	384,276	22,526,259
The Bank of NT Butterfield & Son Ltd.	379,274	12,853,596
The First Bancorp, Inc. (b)	78,001	2,356,020
Third Coast Bancshares, Inc.	93,261	1,749,576
Tompkins Financial Corp.	104,621	8,071,510
TowneBank	509,987	15,233,312
Trico Bancshares (b)	240,673	11,504,169
Triumph Bancorp, Inc. (a)(b)	182,881	13,286,305
Trustmark Corp. (b)	462,653	15,022,343
UMB Financial Corp. (b)	332,898	30,127,269
United Bankshares, Inc., West Virginia (b)	1,000,972	38,777,655
United Community Bank, Inc. (b)	807,489	27,478,851
Unity Bancorp, Inc.	49,876	1,397,526
Univest Corp. of Pennsylvania	221,343	5,520,294
USCB Financial Holdings, Inc. (a)(b)	78,245	949,894
Valley National Bancorp (b)	3,263,888	38,154,851
Veritex Holdings, Inc.	403,020	12,469,439
Washington Federal, Inc.	489,894	16,720,082
Washington Trust Bancorp, Inc. (b)	132,079	7,248,496
WesBanco, Inc. (b)	443,085	15,118,060
West Bancorp., Inc.	122,340	3,182,063
Westamerica Bancorp.	198,399	11,905,924
		1,810,352,956
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc. (b)	458,134	18,215,408
Assetmark Financial Holdings, Inc. (a)	159,086	3,021,043
Associated Capital Group, Inc.	10,985	449,287
B. Riley Financial, Inc. (b)	154,925	7,984,835
Bakkt Holdings, Inc. Class A (a)(b)	427,555	1,201,430
BGC Partners, Inc. Class A (b)	2,412,302	8,804,902
Blucora, Inc. (a)	352,152	7,043,040
BrightSphere Investment Group, Inc.	241,627	4,569,167
Cohen & Steers, Inc.	193,228	14,238,971
Cowen Group, Inc. Class A (b)	201,935	7,081,860
Diamond Hill Investment Group, Inc. (b)	23,078	4,411,821
Donnelley Financial Solutions, Inc. (a)(b)	208,854	7,098,947
Federated Hermes, Inc.	662,791	22,607,801
Focus Financial Partners, Inc. Class A (a)(b)	439,792	17,780,791
GAMCO Investors, Inc. Class A	32,737	678,965
GCM Grosvenor, Inc. Class A (b)	327,698	2,592,091
Hamilton Lane, Inc. Class A	268,149	20,264,020
Houlihan Lokey (b)	385,833	32,626,038
Manning & Napier, Inc. Class A	114,971	1,461,281
MarketWise, Inc. Class A (a)(b)	130,927	373,142
Moelis & Co. Class A	489,880	22,818,610
Open Lending Corp. (a)(b)	804,552	8,335,159
Oppenheimer Holdings, Inc. Class A (non-vtg.)	69,859	2,346,564
Perella Weinberg Partners Class A (b)	354,856	2,501,735
Piper Jaffray Companies (b)	131,664	16,615,997
PJT Partners, Inc.	182,143	13,019,582
Pzena Investment Management, Inc.	131,026	1,235,575
Sculptor Capital Management, Inc. Class A (b)	198,929	1,951,493
Silvercrest Asset Management Group Class A (b)	70,491	1,254,740
StepStone Group, Inc. Class A (b)	400,339	10,665,031
StoneX Group, Inc. (a)(b)	128,992	11,239,073
Value Line, Inc.	7,370	639,642
Victory Capital Holdings, Inc. (b)	125,912	3,483,985
Virtus Investment Partners, Inc.	54,356	11,214,730
WisdomTree Investments, Inc. (b)	1,029,900	5,355,480
		295,182,236
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)(b)	37,107	1,433,814
Consumer Portfolio Services, Inc. (a)(b)	103,247	1,323,627
CURO Group Holdings Corp.	154,018	1,102,769
Encore Capital Group, Inc. (a)(b)	180,950	13,106,209
Enova International, Inc. (a)	241,493	8,333,923
EZCORP, Inc. (non-vtg.) Class A (a)(b)	378,186	3,040,615
FirstCash Holdings, Inc. (b)	292,301	21,413,971
Green Dot Corp. Class A (a)(b)	369,717	10,389,048
LendingClub Corp. (a)	766,713	10,618,975
LendingTree, Inc. (a)	80,204	3,655,698
MoneyLion, Inc. (a)(b)	1,090,117	1,711,484
Navient Corp.	874,971	14,410,772
Nelnet, Inc. Class A (b)	111,392	10,592,265
NerdWallet, Inc. (b)	192,121	1,667,610
Oportun Financial Corp. (a)(b)	207,426	1,904,171
OppFi, Inc. Class A (a)(b)	102,415	313,390
PRA Group, Inc. (a)(b)	297,845	11,866,145
PROG Holdings, Inc. (a)	411,777	7,584,932
Regional Management Corp. (b)	56,959	2,335,319
Sunlight Financial Holdings, Inc. Class A (a)(b)	184,672	701,754
World Acceptance Corp. (a)(b)	30,739	3,405,113
		130,911,604
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc. (b)	137,054	4,152,736
Alerus Financial Corp.	111,357	2,743,836
Banco Latinoamericano de Comercio Exterior SA Series E	191,862	2,657,289
Cannae Holdings, Inc. (a)	571,593	12,066,328
Compass Diversified Holdings	459,521	11,088,242
Jackson Financial, Inc. (b)	572,139	15,739,544
SWK Holdings Corp. (a)(b)	22,504	406,647
		48,854,622
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)(b)	342,585	4,032,225
American Equity Investment Life Holding Co. (b)	588,844	22,116,981
Amerisafe, Inc. (b)	145,878	6,646,202
Argo Group International Holdings, Ltd.	242,339	7,946,296
Bright Health Group, Inc. (a)(b)	1,451,518	2,438,550
BRP Group, Inc. (a)(b)	445,406	12,279,843
CNO Financial Group, Inc.	871,247	16,335,881
Crawford & Co. Class A	116,863	847,257
Donegal Group, Inc. Class A	111,965	1,585,424
eHealth, Inc. (a)(b)	182,159	1,347,977
Employers Holdings, Inc.	208,488	8,279,058
Enstar Group Ltd. (a)(b)	87,218	17,262,187
Genworth Financial, Inc. Class A (a)	3,832,571	16,288,427
Goosehead Insurance (b)	145,064	8,154,047
Greenlight Capital Re, Ltd. (a)(b)	182,742	1,313,915
HCI Group, Inc. (b)	55,911	3,828,226
Hippo Holdings, Inc. (a)(b)	1,918,549	1,638,441
Horace Mann Educators Corp. (b)	315,449	10,804,128
Investors Title Co.	10,032	1,494,768
James River Group Holdings Ltd.	279,813	6,648,357
Kinsale Capital Group, Inc. (b)	163,921	39,867,226
Lemonade, Inc. (a)(b)	355,250	6,696,463
MBIA, Inc. (a)(b)	363,281	4,570,075
Mercury General Corp. (b)	204,448	8,572,505
National Western Life Group, Inc. (b)	16,148	3,261,896
NI Holdings, Inc. (a)	66,359	984,768
Oscar Health, Inc. (a)(b)	901,971	4,870,643
Palomar Holdings, Inc. (a)(b)	185,693	11,581,672
ProAssurance Corp. (b)	407,395	9,015,651
RLI Corp. (b)	295,258	32,472,475
Root, Inc. (a)(b)	1,065,548	1,118,825
Safety Insurance Group, Inc. (b)	107,520	9,305,856
Selective Insurance Group, Inc. (b)	451,182	35,129,031
Selectquote, Inc. (a)(b)	996,196	1,833,001
Siriuspoint Ltd. (a)(b)	690,718	3,025,345
Stewart Information Services Corp.	205,074	11,207,294
Tiptree, Inc.	177,702	1,974,269
Trean Insurance Group, Inc. (a)	154,743	798,474
Trupanion, Inc. (a)(b)	295,772	18,642,509
United Fire Group, Inc. (b)	159,925	5,250,338
Universal Insurance Holdings, Inc.	193,290	2,445,119
		363,911,625
Mortgage Real Estate Investment Trusts - 1.4%
Angel Oak Mortgage, Inc. (b)	97,218	1,375,635
Apollo Commercial Real Estate Finance, Inc.	1,081,562	13,822,362
Arbor Realty Trust, Inc.	1,186,001	19,711,337
Ares Commercial Real Estate Corp.	342,395	4,690,812
Armour Residential REIT, Inc.	781,968	6,154,088
Blackstone Mortgage Trust, Inc.	1,287,025	39,859,164
BrightSpire Capital, Inc.	726,517	6,422,410
Broadmark Realty Capital, Inc.	1,037,595	7,875,346
Chimera Investment Corp.	1,816,162	19,015,216
Claros Mortgage Trust, Inc. (b)	697,056	13,355,593
Dynex Capital, Inc.	281,641	4,731,569
Ellington Financial LLC	442,044	7,094,806
Franklin BSP Realty Trust, Inc. (b)	637,575	9,786,776
Granite Point Mortgage Trust, Inc.	417,883	4,433,739
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	646,837	23,344,347
Invesco Mortgage Capital, Inc. (b)	251,911	4,458,825
KKR Real Estate Finance Trust, Inc. (b)	395,195	7,702,351
Ladder Capital Corp. Class A	862,091	10,241,641
MFA Financial, Inc.	783,142	10,149,520
New York Mortgage Trust, Inc.	2,899,561	9,104,622
Nexpoint Real Estate Finance, Inc.	56,089	1,183,478
Orchid Island Capital, Inc.	1,368,315	4,405,974
PennyMac Mortgage Investment Trust	703,043	10,798,740
Ready Capital Corp.	571,050	7,943,306
Redwood Trust, Inc.	925,036	8,010,812
TPG RE Finance Trust, Inc.	517,273	5,612,412
Two Harbors Investment Corp.	2,638,248	14,193,774
		275,478,655
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (a)	436,461	18,226,611
Blue Foundry Bancorp (b)	185,407	2,174,824
Bridgewater Bancshares, Inc. (a)(b)	159,564	2,789,179
Capitol Federal Financial, Inc.	981,995	9,417,332
Columbia Financial, Inc. (a)(b)	258,397	5,255,795
Enact Holdings, Inc. (b)	227,823	5,249,042
Essent Group Ltd.	799,656	33,393,635
Federal Agricultural Mortgage Corp. Class C (non-vtg.) (b)	68,021	7,502,036
Finance of America Companies, Inc. (a)(b)	270,722	479,178
Flagstar Bancorp, Inc.	396,288	16,327,066
Greene County Bancorp, Inc. (b)	24,743	1,134,961
Hingham Institution for Savings	11,174	3,240,572
Home Bancorp, Inc.	54,733	2,061,792
Home Point Capital, Inc. (b)	61,463	226,184
Kearny Financial Corp.	472,849	5,537,062
Luther Burbank Corp.	114,924	1,515,848
Merchants Bancorp (b)	118,536	3,136,463
Mr. Cooper Group, Inc. (a)	549,160	24,739,658
NMI Holdings, Inc. (a)	647,573	12,265,033
Northfield Bancorp, Inc.	336,445	4,952,470
PCSB Financial Corp.	93,246	1,817,365
PennyMac Financial Services, Inc. (b)	225,276	12,342,872
Pioneer Bancorp, Inc. (a)(b)	80,367	780,364
Provident Bancorp, Inc.	114,401	1,732,031
Provident Financial Services, Inc. (b)	569,076	13,862,691
Radian Group, Inc.	1,312,147	29,352,728
Southern Missouri Bancorp, Inc. (b)	57,339	3,092,866
Sterling Bancorp, Inc. (a)(b)	107,258	671,435
Trustco Bank Corp., New York (b)	143,404	4,812,638
Velocity Financial, Inc. (a)(b)	61,015	721,807
Walker & Dunlop, Inc. (b)	232,771	26,219,325
Waterstone Financial, Inc. (b)	146,281	2,728,141
WSFS Financial Corp.	489,503	23,359,083
		281,118,087
TOTAL FINANCIALS		3,205,809,785
HEALTH CARE - 16.8%
Biotechnology - 7.1%
2seventy bio, Inc. (a)(b)	282,502	4,065,204
4D Molecular Therapeutics, Inc. (a)(b)	225,491	2,119,615
Aadi Bioscience, Inc. (a)(b)	107,111	1,324,963
ACADIA Pharmaceuticals, Inc. (a)(b)	911,487	13,389,744
Adagio Therapeutics, Inc. (b)	440,429	1,550,310
Adicet Bio, Inc. (a)(b)	212,506	3,589,226
ADMA Biologics, Inc. (a)(b)	1,384,461	2,962,747
Aerovate Therapeutics, Inc. (b)	67,126	1,493,554
Affimed NV (a)	1,065,983	3,016,732
Agenus, Inc. (a)(b)	2,045,958	5,278,572
Agios Pharmaceuticals, Inc. (a)(b)	412,734	8,902,672
Akero Therapeutics, Inc. (a)(b)	207,334	2,123,100
Albireo Pharma, Inc. (a)(b)	134,920	2,804,987
Alector, Inc. (a)(b)	477,458	4,879,621
Alkermes PLC (a)	1,232,148	31,542,989
Allogene Therapeutics, Inc. (a)(b)	604,190	7,842,386
Allovir, Inc. (a)(b)	225,706	1,035,991
Alpine Immune Sciences, Inc. (a)(b)	117,254	932,169
ALX Oncology Holdings, Inc. (a)(b)	160,832	1,556,854
Amicus Therapeutics, Inc. (a)	2,086,120	20,777,755
AnaptysBio, Inc. (a)(b)	153,182	3,207,631
Anavex Life Sciences Corp. (a)(b)	528,836	5,425,857
Anika Therapeutics, Inc. (a)(b)	109,754	2,563,853
Apellis Pharmaceuticals, Inc. (a)(b)	687,967	38,718,783
Arbutus Biopharma Corp. (a)(b)	802,426	1,853,604
Arcellx, Inc.	75,633	1,567,872
Arcturus Therapeutics Holdings, Inc. (a)(b)	177,107	3,108,228
Arcus Biosciences, Inc. (a)(b)	389,791	10,364,543
Arcutis Biotherapeutics, Inc. (a)(b)	263,435	6,390,933
Arrowhead Pharmaceuticals, Inc. (a)(b)	779,426	33,148,988
Atara Biotherapeutics, Inc. (a)(b)	690,432	2,092,009
Aura Biosciences, Inc. (b)	135,366	1,930,319
Aurinia Pharmaceuticals, Inc. (a)(b)	1,012,177	8,279,608
Avid Bioservices, Inc. (a)(b)	467,909	9,194,412
Avidity Biosciences, Inc. (a)(b)	369,801	6,024,058
Beam Therapeutics, Inc. (a)(b)	481,696	30,337,214
BioCryst Pharmaceuticals, Inc. (a)(b)	1,403,566	15,467,297
Biohaven Pharmaceutical Holding Co. Ltd. (a)	471,016	68,777,747
BioXcel Therapeutics, Inc. (a)(b)	146,213	2,257,529
bluebird bio, Inc. (a)(b)	534,668	2,165,405
Blueprint Medicines Corp. (a)(b)	452,546	23,106,999
BridgeBio Pharma, Inc. (a)(b)	794,448	6,879,920
C4 Therapeutics, Inc. (a)(b)	320,510	3,089,716
CareDx, Inc. (a)(b)	387,027	9,207,372
Caribou Biosciences, Inc. (b)	410,675	3,334,681
Catalyst Pharmaceutical Partners, Inc. (a)(b)	743,294	7,611,331
Celldex Therapeutics, Inc. (a)(b)	345,787	10,622,577
Celularity, Inc. Class A (a)(b)	114,142	343,567
Century Therapeutics, Inc. (a)(b)	136,481	1,442,604
Cerevel Therapeutics Holdings (a)(b)	412,179	10,836,186
ChemoCentryx, Inc. (a)(b)	475,528	11,231,971
Chimerix, Inc. (a)	632,481	1,385,133
Chinook Therapeutics, Inc. (a)(b)	328,550	6,081,461
Chinook Therapeutics, Inc. rights (a)(d)	86,210	1
Cogent Biosciences, Inc. (a)(b)	337,196	3,739,504
Coherus BioSciences, Inc. (a)(b)	558,926	4,734,103
Crinetics Pharmaceuticals, Inc. (a)(b)	398,391	7,653,091
CTI BioPharma Corp. (a)(b)	696,466	4,554,888
Cullinan Oncology, Inc. (a)(b)	228,293	3,084,238
Cytokinetics, Inc. (a)(b)	620,601	26,270,040
Day One Biopharmaceuticals, Inc. (a)(b)	180,669	3,094,860
Deciphera Pharmaceuticals, Inc. (a)(b)	344,639	4,373,469
Denali Therapeutics, Inc. (a)(b)	746,219	25,386,370
Design Therapeutics, Inc. (a)(b)	253,594	4,975,514
Dynavax Technologies Corp. (a)(b)	896,717	12,894,790
Dyne Therapeutics, Inc. (a)	220,369	2,311,671
Eagle Pharmaceuticals, Inc. (a)(b)	78,937	3,133,799
Editas Medicine, Inc. (a)(b)	525,131	8,354,834
Eiger Biopharmaceuticals, Inc. (a)(b)	308,153	2,677,850
Emergent BioSolutions, Inc. (a)	381,395	13,211,523
Enanta Pharmaceuticals, Inc. (a)(b)	147,685	8,144,828
Enochian Biosciences, Inc. (a)(b)	145,286	334,158
EQRx, Inc. (a)(b)	1,029,235	5,609,331
Erasca, Inc. (b)	486,815	3,670,585
Fate Therapeutics, Inc. (a)(b)	630,596	19,252,096
FibroGen, Inc. (a)(b)	662,016	8,328,161
Foghorn Therapeutics, Inc. (a)(b)	146,908	2,149,264
Forma Therapeutics Holdings, Inc. (a)	269,102	2,228,165
Generation Bio Co. (a)(b)	351,871	2,244,937
Geron Corp. (a)(b)	2,702,802	5,135,324
Global Blood Therapeutics, Inc. (a)(b)	471,522	15,428,200
Gossamer Bio, Inc. (a)(b)	484,009	5,435,421
GreenLight Biosciences Holdings PBC Class A (a)(b)	103,922	220,315
Halozyme Therapeutics, Inc. (a)(b)	1,025,024	50,123,674
Heron Therapeutics, Inc. (a)(b)	775,109	2,154,803
HilleVax, Inc. (b)	95,662	1,293,350
Humacyte, Inc. Class A (a)(b)	131,955	459,203
Icosavax, Inc. (a)(b)	175,753	1,230,271
Ideaya Biosciences, Inc. (a)(b)	270,277	4,032,533
IGM Biosciences, Inc. (a)(b)	74,725	1,203,820
Imago BioSciences, Inc. (b)	197,708	3,183,099
ImmunityBio, Inc. (a)(b)	617,084	2,400,457
ImmunoGen, Inc. (a)(b)	1,625,362	7,704,216
Immunovant, Inc. (a)(b)	284,994	1,174,175
Inhibrx, Inc. (a)(b)	220,813	3,828,897
Inovio Pharmaceuticals, Inc. (a)(b)	1,660,057	3,286,913
Insmed, Inc. (a)(b)	902,440	19,961,973
Instil Bio, Inc. (a)(b)	522,329	2,945,936
Intellia Therapeutics, Inc. (a)(b)	570,876	36,969,930
Intercept Pharmaceuticals, Inc. (a)(b)	184,502	2,354,246
Iovance Biotherapeutics, Inc. (a)	1,137,895	13,256,477
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,030,459	11,798,756
iTeos Therapeutics, Inc. (a)(b)	179,493	4,390,399
Iveric Bio, Inc. (a)	881,486	9,423,085
Janux Therapeutics, Inc. (a)(b)	137,959	1,713,451
Jounce Therapeutics, Inc. (a)(b)	271,461	833,385
Kalvista Pharmaceuticals, Inc. (a)(b)	179,916	2,221,963
Karuna Therapeutics, Inc. (a)(b)	198,408	25,842,642
Karyopharm Therapeutics, Inc. (a)(b)	602,644	2,561,237
Keros Therapeutics, Inc. (a)(b)	125,986	4,041,631
Kezar Life Sciences, Inc. (a)(b)	349,413	3,413,765
Kiniksa Pharmaceuticals Ltd. (a)(b)	236,843	2,347,114
Kinnate Biopharma, Inc. (a)(b)	216,355	2,314,999
Kodiak Sciences, Inc. (a)	250,049	2,487,988
Kronos Bio, Inc. (a)(b)	287,693	1,208,311
Krystal Biotech, Inc. (a)(b)	157,502	11,431,495
Kura Oncology, Inc. (a)	478,174	7,320,844
Kymera Therapeutics, Inc. (a)(b)	287,822	6,340,719
Lexicon Pharmaceuticals, Inc. (a)(b)	560,021	1,332,850
Ligand Pharmaceuticals, Inc. Class B (a)(b)	113,827	10,475,499
Lyell Immunopharma, Inc. (a)(b)	1,312,311	7,309,572
Macrogenics, Inc. (a)(b)	456,678	1,429,402
Madrigal Pharmaceuticals, Inc. (a)(b)	96,014	6,031,599
MannKind Corp. (a)(b)	1,881,977	6,492,821
MeiraGTx Holdings PLC (a)(b)	233,804	1,935,897
Mersana Therapeutics, Inc. (a)(b)	664,309	3,368,047
MiMedx Group, Inc. (a)(b)	836,602	2,861,179
Mirum Pharmaceuticals, Inc. (a)(b)	119,259	2,993,401
Monte Rosa Therapeutics, Inc. (a)(b)	212,328	1,925,815
Morphic Holding, Inc. (a)(b)	195,147	5,165,541
Myriad Genetics, Inc. (a)	601,529	15,868,335
Nkarta, Inc. (a)(b)	245,111	3,311,450
Nurix Therapeutics, Inc. (a)(b)	337,147	5,380,866
Nuvalent, Inc. Class A (a)(b)	127,972	1,901,664
Ocugen, Inc. (a)(b)	1,619,028	4,177,092
Oncternal Therapeutics, Inc. rights (a)(d)	4,336	0
Organogenesis Holdings, Inc. Class A (a)(b)	562,858	3,230,805
Outlook Therapeutics, Inc. (a)(b)	907,850	1,025,871
Pardes Biosciences, Inc. (a)(b)	209,798	591,630
PepGen, Inc. (b)	60,927	682,382
PMV Pharmaceuticals, Inc. (a)(b)	277,466	4,148,117
Point Biopharma Global, Inc. (a)(b)	559,557	4,107,148
Praxis Precision Medicines, Inc. (a)(b)	291,682	1,029,637
Precigen, Inc. (a)(b)	747,929	1,174,249
Prometheus Biosciences, Inc. (a)(b)	221,566	9,454,221
Protagonist Therapeutics, Inc. (a)(b)	351,028	3,492,729
Prothena Corp. PLC (a)(b)	269,421	8,368,216
PTC Therapeutics, Inc. (a)(b)	530,206	23,090,471
Radius Health, Inc. (a)	354,749	3,575,870
Rallybio Corp. (a)(b)	117,904	1,100,044
RAPT Therapeutics, Inc. (a)(b)	198,545	3,657,199
Recursion Pharmaceuticals, Inc. (a)(b)	1,027,763	8,694,875
REGENXBIO, Inc. (a)(b)	303,996	9,536,355
Relay Therapeutics, Inc. (a)(b)	577,318	10,980,588
Replimune Group, Inc. (a)(b)	228,659	4,408,546
Revolution Medicines, Inc. (a)(b)	475,642	10,744,753
Rigel Pharmaceuticals, Inc. (a)	1,357,974	1,615,989
Rocket Pharmaceuticals, Inc. (a)(b)	331,467	4,806,272
Sage Therapeutics, Inc. (a)(b)	392,798	13,516,179
Sana Biotechnology, Inc. (a)(b)	670,188	4,476,856
Sangamo Therapeutics, Inc. (a)(b)	901,095	3,865,698
Seres Therapeutics, Inc. (a)(b)	547,330	2,249,526
Sorrento Therapeutics, Inc. (a)(b)	2,879,363	7,486,344
Springworks Therapeutics, Inc. (a)(b)	262,994	7,858,261
Stoke Therapeutics, Inc. (a)(b)	166,379	2,460,745
Sutro Biopharma, Inc. (a)(b)	345,097	2,018,817
Syndax Pharmaceuticals, Inc. (a)(b)	390,113	7,946,602
Talaris Therapeutics, Inc. (a)	169,124	752,602
Tango Therapeutics, Inc. (a)	347,350	1,420,662
Tenaya Therapeutics, Inc. (a)(b)	222,704	1,062,298
TG Therapeutics, Inc. (a)(b)	1,009,118	6,044,617
Tobira Therapeutics, Inc. rights (a)(d)	9,663	0
Travere Therapeutics, Inc. (a)(b)	457,760	10,775,670
Turning Point Therapeutics, Inc. (a)	346,206	25,958,526
Twist Bioscience Corp. (a)(b)	425,595	18,615,525
Tyra Biosciences, Inc. (b)	93,195	992,527
Vanda Pharmaceuticals, Inc. (a)	424,105	4,571,852
Vaxart, Inc. (a)(b)	938,673	3,454,317
Vaxcyte, Inc. (a)(b)	396,879	9,159,967
VBI Vaccines, Inc. (a)(b)	1,560,519	1,327,534
Vera Therapeutics, Inc. (a)(b)	105,034	1,811,837
Veracyte, Inc. (a)(b)	543,561	14,317,397
Vericel Corp. (a)(b)	358,517	11,666,143
Verve Therapeutics, Inc. (a)(b)	279,847	6,889,833
Vir Biotechnology, Inc. (a)(b)	549,681	15,286,629
Viridian Therapeutics, Inc. (a)(b)	195,518	2,588,658
VistaGen Therapeutics, Inc. (a)(b)	1,450,109	207,511
Xencor, Inc. (a)(b)	433,938	12,449,681
Y-mAbs Therapeutics, Inc. (a)(b)	278,582	4,343,093
Zentalis Pharmaceuticals, Inc. (a)(b)	290,811	8,491,681
		1,350,670,271
Health Care Equipment & Supplies - 3.7%
Alphatec Holdings, Inc. (a)(b)	542,601	4,091,212
Angiodynamics, Inc. (a)	285,368	6,475,000
Artivion, Inc. (a)(b)	292,667	5,736,273
Atricure, Inc. (a)(b)	345,857	17,088,794
Atrion Corp. (b)	10,243	6,923,244
Avanos Medical, Inc. (a)	356,775	10,121,707
AxoGen, Inc. (a)(b)	297,333	2,771,144
Axonics Modulation Technologies, Inc. (a)	355,875	23,085,611
BioLife Solutions, Inc. (a)(b)	257,945	4,970,600
Bioventus, Inc. (a)(b)	239,100	2,029,959
Butterfly Network, Inc. Class A (a)(b)	1,008,989	4,379,012
Cardiovascular Systems, Inc. (a)	304,287	4,689,063
Cerus Corp. (a)(b)	1,309,992	7,073,957
CONMED Corp. (b)	213,259	20,820,476
CryoPort, Inc. (a)(b)	338,438	12,589,894
Cue Health, Inc. (b)	803,361	2,715,360
Cutera, Inc. (a)(b)	125,345	5,818,515
Embecta Corp. (a)(b)	434,208	12,778,741
Figs, Inc. Class A (a)(b)	964,178	10,191,361
Glaukos Corp. (a)(b)	345,797	18,621,168
Haemonetics Corp. (a)(b)	383,774	26,668,455
Heska Corp. (a)(b)	73,308	6,706,949
Inari Medical, Inc. (a)(b)	365,425	28,349,672
Inogen, Inc. (a)(b)	174,368	4,850,918
Integer Holdings Corp. (a)(b)	248,848	17,391,987
IRadimed Corp. (b)	47,545	2,008,776
iRhythm Technologies, Inc. (a)(b)	225,619	34,887,466
Lantheus Holdings, Inc. (a)	516,303	39,610,766
Lantheus Holdings, Inc. rights (a)(d)	524,619	5
LeMaitre Vascular, Inc. (b)	148,377	7,470,782
LivaNova PLC (a)	405,857	25,840,915
Meridian Bioscience, Inc. (a)	324,742	10,281,332
Merit Medical Systems, Inc. (a)(b)	423,233	24,327,433
Mesa Laboratories, Inc. (b)	38,356	8,179,417
Nano-X Imaging Ltd. (a)(b)	316,239	3,807,518
Neogen Corp. (a)(b)	819,077	18,945,251
Nevro Corp. (a)	264,845	11,481,031
NuVasive, Inc. (a)	395,765	20,785,578
Omnicell, Inc. (a)(b)	332,049	36,565,236
OraSure Technologies, Inc. (a)(b)	546,984	1,673,771
Orthofix International NV (a)(b)	143,129	3,671,259
OrthoPediatrics Corp. (a)(b)	109,107	5,155,306
Outset Medical, Inc. (a)(b)	363,315	5,613,217
Owlet, Inc. (a)(b)	121,877	259,598
Paragon 28, Inc. (b)	349,198	6,634,762
PROCEPT BioRobotics Corp. (b)	193,727	7,419,744
Pulmonx Corp. (a)(b)	261,495	4,455,875
RxSight, Inc. (b)	141,562	2,117,768
Seaspine Holdings Corp. (a)(b)	246,225	1,462,577
Senseonics Holdings, Inc. (a)(b)	3,461,644	4,465,521
Shockwave Medical, Inc. (a)(b)	269,488	56,843,104
SI-BONE, Inc. (a)(b)	252,761	3,397,108
Sight Sciences, Inc. (b)	179,554	1,666,261
Silk Road Medical, Inc. (a)(b)	262,493	11,946,056
Staar Surgical Co. (a)(b)	363,614	29,343,650
SurModics, Inc. (a)(b)	101,395	3,528,546
Tactile Systems Technology, Inc. (a)	147,774	1,145,249
TransMedics Group, Inc. (a)(b)	204,048	8,239,458
Treace Medical Concepts, Inc. (a)(b)	249,627	4,223,689
UFP Technologies, Inc. (a)(b)	52,206	4,203,627
Utah Medical Products, Inc.	25,330	2,313,642
Varex Imaging Corp. (a)(b)	290,068	6,465,616
Vicarious Surgical, Inc. (a)(b)	405,250	1,580,475
ViewRay, Inc. (a)	1,167,989	3,562,366
Zimvie, Inc. (a)(b)	155,937	3,028,297
Zynex, Inc. (b)	177,680	1,524,494
		697,071,614
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)(b)	1,365,326	23,128,622
23andMe Holding Co. Class A (a)(b)	1,305,805	3,630,138
Accolade, Inc. (a)(b)	441,430	4,078,813
AdaptHealth Corp. (a)(b)	547,634	12,108,188
Addus HomeCare Corp. (a)(b)	117,098	10,867,865
Agiliti, Inc. (a)(b)	208,164	4,556,710
AirSculpt Technologies, Inc. (a)(b)	93,773	728,616
Alignment Healthcare, Inc. (a)(b)	639,405	9,386,465
AMN Healthcare Services, Inc. (a)(b)	338,318	38,040,476
Apollo Medical Holdings, Inc. (a)(b)	295,296	15,659,547
ATI Physical Therapy, Inc. (a)(b)	555,650	583,433
Aveanna Healthcare Holdings, Inc. (a)(b)	290,040	614,885
Brookdale Senior Living, Inc. (a)(b)	1,398,850	6,742,457
Cano Health, Inc. (a)(b)	1,222,619	7,445,750
CareMax, Inc. Class A (a)(b)	451,801	3,230,377
Castle Biosciences, Inc. (a)(b)	181,193	5,066,156
Clover Health Investments Corp. (a)(b)	2,890,409	8,093,145
Community Health Systems, Inc. (a)	950,476	2,832,418
Corvel Corp. (a)	67,899	11,195,866
Covetrus, Inc. (a)	799,964	16,615,252
Cross Country Healthcare, Inc. (a)(b)	277,617	7,317,984
DocGo, Inc. Class A (a)(b)	614,006	4,746,266
Fulgent Genetics, Inc. (a)(b)	163,919	9,794,160
Hanger, Inc. (a)	285,031	5,293,026
HealthEquity, Inc. (a)	627,605	36,507,783
Hims & Hers Health, Inc. (a)(b)	920,803	5,699,771
Innovage Holding Corp. (a)(b)	145,489	647,426
Invitae Corp. (a)(b)	1,747,826	3,320,869
LHC Group, Inc. (a)	225,085	36,702,360
LifeStance Health Group, Inc. (a)(b)	548,669	3,270,067
MEDNAX, Inc. (a)(b)	648,165	14,687,419
Modivcare, Inc. (a)(b)	96,182	9,598,964
National Healthcare Corp.	94,646	6,722,705
National Research Corp. Class A (b)	104,793	3,971,655
Opko Health, Inc. (a)(b)	3,044,934	7,186,044
Option Care Health, Inc. (a)	1,086,425	36,503,880
Owens & Minor, Inc. (b)	558,150	19,764,092
P3 Health Partners, Inc. Class A (a)(b)	185,816	912,357
Patterson Companies, Inc. (b)	659,048	20,470,031
Pennant Group, Inc. (a)(b)	199,044	2,655,247
PetIQ, Inc. Class A (a)(b)	215,170	3,528,788
Privia Health Group, Inc. (a)(b)	328,925	12,097,862
Progyny, Inc. (a)(b)	568,403	17,353,344
R1 Rcm, Inc. (a)(b)	1,022,076	25,551,900
RadNet, Inc. (a)	371,597	7,643,750
Select Medical Holdings Corp. (b)	816,715	24,191,098
Sema4 Holdings Corp. Class A (a)(b)	1,188,339	1,925,109
Surgery Partners, Inc. (a)(b)	300,888	11,848,969
The Ensign Group, Inc. (b)	406,891	32,425,144
The Joint Corp. (a)(b)	114,697	1,961,319
The Oncology Institute, Inc. (a)(b)	139,425	900,686
U.S. Physical Therapy, Inc. (b)	97,112	12,603,195
		572,408,449
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)(b)	861,199	13,624,168
American Well Corp. (a)(b)	1,744,559	6,803,780
Babylon Holdings Ltd. Class A (a)(b)	816,624	824,790
Computer Programs & Systems, Inc. (a)	106,773	3,604,656
Convey Health Solutions Holdin (a)(b)	119,048	1,244,052
Evolent Health, Inc. (a)(b)	620,233	21,081,720
Health Catalyst, Inc. (a)(b)	412,241	6,900,914
HealthStream, Inc. (a)	180,343	4,339,053
Inspire Medical Systems, Inc. (a)	205,939	43,039,192
MultiPlan Corp. Class A (a)(b)	2,860,529	14,474,277
Nextgen Healthcare, Inc. (a)(b)	422,634	7,235,494
Nutex Health, Inc. (a)(b)	287,144	758,060
OptimizeRx Corp. (a)(b)	139,234	3,128,588
Phreesia, Inc. (a)(b)	373,526	8,774,126
Schrodinger, Inc. (a)(b)	410,506	12,848,838
Sharecare, Inc. Class A (a)(b)	461,468	659,899
Simulations Plus, Inc. (b)	119,578	7,670,929
		157,012,536
Life Sciences Tools & Services - 0.7%
AbCellera Biologics, Inc. (a)(b)	1,570,793	15,770,762
Absci Corp. (b)	440,974	1,450,804
Adaptive Biotechnologies Corp. (a)(b)	846,151	7,750,743
Akoya Biosciences, Inc. (a)(b)	111,117	1,564,527
Alpha Teknova, Inc. (a)(b)	51,569	334,683
Berkeley Lights, Inc. (a)(b)	431,475	1,937,323
BioNano Genomics, Inc. (a)(b)	2,234,909	4,156,931
Codexis, Inc. (a)(b)	471,637	3,235,430
Cytek Biosciences, Inc. (b)	868,451	11,116,173
Inotiv, Inc. (a)(b)	136,437	2,548,643
MaxCyte, Inc. (b)	648,070	3,531,982
Medpace Holdings, Inc. (a)(b)	208,586	35,361,585
Nanostring Technologies, Inc. (a)	353,603	4,526,118
Nautilus Biotechnology, Inc. (a)(b)	353,001	1,027,233
NeoGenomics, Inc. (a)(b)	941,517	9,528,152
Pacific Biosciences of California, Inc. (a)(b)	1,712,017	7,481,514
Quanterix Corp. (a)(b)	260,073	4,158,567
Quantum-Si, Inc. (a)(b)	684,296	2,223,962
Science 37 Holdings, Inc. (a)(b)	463,886	923,133
Seer, Inc. (a)(b)	388,771	3,498,939
Singular Genomics Systems, Inc. (a)(b)	410,487	1,563,955
SomaLogic, Inc. Class A (a)(b)	1,134,635	5,729,907
		129,421,066
Pharmaceuticals - 1.5%
Aclaris Therapeutics, Inc. (a)(b)	452,086	6,966,645
Aerie Pharmaceuticals, Inc. (a)(b)	360,199	2,524,995
Amneal Pharmaceuticals, Inc. (a)(b)	770,580	2,727,853
Amphastar Pharmaceuticals, Inc. (a)(b)	289,788	10,835,173
Amylyx Pharmaceuticals, Inc. (b)	87,908	2,372,637
AN2 Therapeutics, Inc. (b)	34,425	294,678
ANI Pharmaceuticals, Inc. (a)(b)	95,069	3,256,113
Arvinas Holding Co. LLC (a)(b)	369,119	19,603,910
AstraZeneca PLC rights (a)(d)	1,000	0
Atea Pharmaceuticals, Inc. (a)(b)	576,246	4,725,217
Athira Pharma, Inc. (a)(b)	250,089	870,310
Axsome Therapeutics, Inc. (a)(b)	216,432	8,352,111
Cara Therapeutics, Inc. (a)(b)	349,769	3,056,981
Cassava Sciences, Inc. (a)(b)	287,991	4,702,893
CinCor Pharma, Inc. (b)	100,456	2,272,315
Collegium Pharmaceutical, Inc. (a)(b)	261,707	4,498,743
Corcept Therapeutics, Inc. (a)(b)	645,233	18,492,378
DICE Therapeutics, Inc. (b)	214,589	3,699,514
Edgewise Therapeutics, Inc. (a)(b)	220,596	2,133,163
Endo International PLC (a)	1,780,703	944,129
Esperion Therapeutics, Inc. (a)(b)	478,320	2,759,906
Evolus, Inc. (a)(b)	269,940	3,328,360
Eyepoint Pharmaceuticals, Inc. (a)(b)	194,696	1,777,574
Fulcrum Therapeutics, Inc. (a)(b)	255,503	1,502,358
Harmony Biosciences Holdings, Inc. (a)(b)	198,984	10,094,458
Innoviva, Inc. (a)(b)	478,496	6,861,633
Intra-Cellular Therapies, Inc. (a)(b)	693,028	37,506,675
Liquidia Technologies, Inc. (a)(b)	357,370	1,752,900
Nektar Therapeutics (a)(b)	1,371,001	5,429,164
NGM Biopharmaceuticals, Inc. (a)	296,692	4,296,100
Nuvation Bio, Inc. (a)(b)	870,884	2,403,640
Ocular Therapeutix, Inc. (a)(b)	585,505	2,623,062
Pacira Biosciences, Inc. (a)(b)	340,319	19,248,443
Phathom Pharmaceuticals, Inc. (a)(b)	173,293	1,596,029
Phibro Animal Health Corp. Class A (b)	149,514	2,925,989
Prestige Brands Holdings, Inc. (a)(b)	379,590	22,893,073
Provention Bio, Inc. (a)(b)	434,347	1,659,206
Reata Pharmaceuticals, Inc. (a)(b)	209,649	6,432,031
Relmada Therapeutics, Inc. (a)(b)	207,649	5,315,814
Revance Therapeutics, Inc. (a)(b)	530,394	8,231,715
SIGA Technologies, Inc. (b)	363,843	6,254,461
Supernus Pharmaceuticals, Inc. (a)(b)	369,860	11,743,055
Tarsus Pharmaceuticals, Inc. (a)(b)	133,773	2,009,270
Theravance Biopharma, Inc. (a)(b)	485,907	4,271,123
Theseus Pharmaceuticals, Inc. (b)	125,449	904,487
Tricida, Inc. (a)(b)	246,377	2,256,813
Ventyx Biosciences, Inc. (b)	166,291	2,512,657
Xeris Biopharma Holdings, Inc. (a)(b)	999,594	1,419,423
Zogenix, Inc. rights (a)(d)	420,880	286,198
		282,625,375
TOTAL HEALTH CARE		3,189,209,311
INDUSTRIALS - 15.2%
Aerospace & Defense - 0.9%
AAR Corp. (a)	254,590	11,336,893
Aerojet Rocketdyne Holdings, Inc. (a)	600,770	26,247,641
AeroVironment, Inc. (a)(b)	176,398	15,283,123
AerSale Corp. (a)(b)	123,168	2,156,672
Archer Aviation, Inc. Class A (a)(b)	947,493	3,827,872
Astra Space, Inc. Class A (a)(b)	1,087,641	1,555,327
Astronics Corp. (a)(b)	189,459	2,125,730
Cadre Holdings, Inc.	124,927	2,954,524
Ducommun, Inc. (a)	82,053	3,884,389
Kaman Corp.	213,378	6,567,775
Kratos Defense & Security Solutions, Inc. (a)(b)	937,091	13,484,739
Maxar Technologies, Inc. (b)	551,749	15,162,063
Momentus, Inc. Class A (a)(b)	413,012	726,901
Moog, Inc. Class A	216,004	18,498,583
National Presto Industries, Inc.	37,216	2,649,779
Park Aerospace Corp. (b)	142,346	1,736,621
Parsons Corp. (a)(b)	253,577	10,962,134
Redwire Corp. (a)(b)	147,141	485,565
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,620,272	7,566,670
Terran Orbital Corp. Class A (a)(b)	178,967	758,820
Triumph Group, Inc. (a)	487,273	7,572,222
V2X, Inc. (a)	86,507	2,875,493
Virgin Galactic Holdings, Inc. (a)(b)	1,733,978	12,900,796
		171,320,332
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)(b)	447,220	14,015,875
Atlas Air Worldwide Holdings, Inc. (a)(b)	211,581	16,018,798
Forward Air Corp.	203,732	21,377,599
Hub Group, Inc. Class A (a)(b)	254,592	19,450,829
Radiant Logistics, Inc. (a)(b)	293,822	2,130,210
		72,993,311
Airlines - 0.4%
Allegiant Travel Co. (a)(b)	116,541	13,438,343
Blade Air Mobility, Inc. (a)(b)	418,665	2,325,684
Frontier Group Holdings, Inc. (a)	280,531	4,062,089
Hawaiian Holdings, Inc. (a)(b)	379,653	5,679,609
Joby Aviation, Inc. (a)(b)	1,902,723	10,541,085
SkyWest, Inc. (a)(b)	372,556	8,997,227
Spirit Airlines, Inc. (a)	823,028	20,386,404
Sun Country Airlines Holdings, Inc. (a)(b)	255,180	5,146,981
Wheels Up Experience, Inc. Class A (a)(b)	1,188,049	2,661,230
		73,238,652
Building Products - 1.3%
AAON, Inc. (b)	332,459	20,004,058
American Woodmark Corp. (a)(b)	124,601	6,257,462
Apogee Enterprises, Inc. (b)	166,641	6,933,932
Caesarstone Sdot-Yam Ltd. (b)	163,802	1,470,942
CSW Industrials, Inc.	113,017	13,502,141
Gibraltar Industries, Inc. (a)	250,427	11,717,479
Griffon Corp.	347,887	10,440,089
Insteel Industries, Inc.	143,438	4,489,609
Janus International Group, Inc. (a)(b)	618,695	6,292,128
Jeld-Wen Holding, Inc. (a)(b)	653,606	11,621,115
Masonite International Corp. (a)(b)	170,714	15,540,095
PGT Innovations, Inc. (a)	446,786	9,784,613
Quanex Building Products Corp. (b)	252,100	6,204,181
Resideo Technologies, Inc. (a)(b)	1,095,709	24,664,410
Simpson Manufacturing Co. Ltd. (b)	327,714	33,846,302
UFP Industries, Inc. (b)	460,616	42,473,401
View, Inc. Class A (a)(b)	835,979	1,847,514
Zurn Elkay Water Solutions Cor	938,003	27,155,187
		254,244,658
Commercial Services & Supplies - 1.5%
ABM Industries, Inc. (b)	507,924	22,775,312
ACCO Brands Corp. (b)	713,211	5,113,723
ACV Auctions, Inc. Class A (a)(b)	857,909	6,339,948
Aris Water Solution, Inc. Class A (b)	166,844	3,532,087
Brady Corp. Class A (b)	356,618	17,064,171
BrightView Holdings, Inc. (a)(b)	327,194	4,299,329
Casella Waste Systems, Inc. Class A (a)(b)	377,855	30,587,362
Cimpress PLC (a)	133,407	5,361,627
CompX International, Inc. Class A	9,445	214,874
CoreCivic, Inc. (a)	913,086	9,833,936
Deluxe Corp. (b)	331,180	8,325,865
Ennis, Inc.	193,371	4,225,156
Harsco Corp. (a)	588,503	2,830,699
Healthcare Services Group, Inc. (b)	561,758	8,055,610
Heritage-Crystal Clean, Inc. (a)	122,665	4,116,637
HNI Corp.	321,486	11,354,886
Interface, Inc. (b)	443,481	6,426,040
KAR Auction Services, Inc. (a)(b)	910,169	15,563,890
Kimball International, Inc. Class B	275,055	2,252,700
Li-Cycle Holdings Corp. (a)(b)	1,001,579	7,201,353
Matthews International Corp. Class A	228,464	6,385,569
Millerknoll, Inc. (b)	577,392	17,385,273
Montrose Environmental Group, Inc. (a)(b)	208,278	8,356,113
NL Industries, Inc. (b)	64,234	599,303
Pitney Bowes, Inc. (b)	1,318,355	4,311,021
Quad/Graphics, Inc. (a)(b)	251,571	799,996
SP Plus Corp. (a)	173,533	5,945,241
Steelcase, Inc. Class A (b)	651,535	7,251,585
The Brink's Co.	351,187	19,996,588
The GEO Group, Inc. (a)	894,247	5,866,260
UniFirst Corp. (b)	113,429	22,219,607
Viad Corp. (a)	154,758	5,226,178
VSE Corp.	79,353	3,328,858
		283,146,797
Construction & Engineering - 1.4%
Ameresco, Inc. Class A (a)(b)	241,412	13,813,595
API Group Corp. (a)	1,566,833	27,748,612
Arcosa, Inc.	365,944	18,868,073
Argan, Inc.	105,407	3,916,924
Comfort Systems U.S.A., Inc.	268,413	28,360,518
Concrete Pumping Holdings, Inc. (a)(b)	192,732	1,258,540
Construction Partners, Inc. Class A (a)(b)	302,511	7,193,712
Dycom Industries, Inc. (a)(b)	218,106	22,499,815
EMCOR Group, Inc.	382,807	44,547,251
Fluor Corp. (a)(b)	1,076,219	27,346,725
Granite Construction, Inc.	345,843	10,340,706
Great Lakes Dredge & Dock Corp. (a)(b)	495,047	6,400,958
IES Holdings, Inc. (a)	67,008	2,211,264
Infrastructure and Energy Alternatives, Inc. (a)	229,993	3,247,501
MYR Group, Inc. (a)(b)	127,362	12,128,683
Northwest Pipe Co. (a)	73,498	2,304,162
NV5 Global, Inc. (a)(b)	102,445	13,891,542
Primoris Services Corp. (b)	403,131	9,417,140
Sterling Construction Co., Inc. (a)(b)	221,089	5,684,198
Tutor Perini Corp. (a)(b)	316,123	2,870,397
		264,050,316
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc. (b)	91,400	2,462,316
Array Technologies, Inc. (a)(b)	1,142,307	19,247,873
Atkore, Inc. (a)(b)	325,804	32,342,563
AZZ, Inc.	186,589	7,937,496
Babcock & Wilcox Enterprises, Inc. (a)(b)	449,780	3,580,249
Blink Charging Co. (a)(b)	282,354	5,977,434
Bloom Energy Corp. Class A (a)(b)	1,233,543	24,954,575
Encore Wire Corp. (b)	144,361	19,989,668
Energy Vault Holdings, Inc. Class A (a)(b)	186,742	831,002
EnerSys (b)	314,123	20,703,847
Enovix Corp. (a)(b)	823,083	10,963,466
ESS Tech, Inc. Class A (a)(b)	606,312	2,303,986
Fluence Energy, Inc. (b)	275,320	3,782,897
FTC Solar, Inc. (a)(b)	349,578	1,754,882
FuelCell Energy, Inc. (a)(b)	2,792,220	10,024,070
GrafTech International Ltd.	1,489,589	11,469,835
Heliogen, Inc. (a)(b)	144,892	357,883
NuScale Power Corp. (a)(b)	127,405	1,826,988
Powell Industries, Inc.	71,473	1,712,493
Preformed Line Products Co. (b)	17,435	1,042,613
Shoals Technologies Group, Inc. (a)(b)	847,567	20,028,008
Stem, Inc. (a)(b)	1,092,639	12,379,600
Thermon Group Holdings, Inc. (a)	244,756	3,810,851
TPI Composites, Inc. (a)(b)	276,937	4,561,152
Vicor Corp. (a)(b)	167,759	12,239,697
		236,285,444
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	194,682	4,448,484
Machinery - 3.8%
Alamo Group, Inc.	76,288	9,872,430
Albany International Corp. Class A (b)	238,207	21,741,153
Altra Industrial Motion Corp.	493,155	20,579,358
Astec Industries, Inc.	173,068	8,502,831
Barnes Group, Inc.	370,130	12,517,797
Berkshire Grey, Inc. Class A (a)(b)	370,828	652,657
Blue Bird Corp. (a)	131,934	1,472,383
Chart Industries, Inc. (a)(b)	277,970	54,229,167
CIRCOR International, Inc. (a)	141,846	2,469,539
Columbus McKinnon Corp. (NY Shares)	212,965	7,049,142
Desktop Metal, Inc. (a)(b)	2,012,629	4,286,900
Douglas Dynamics, Inc. (b)	169,407	5,397,307
Energy Recovery, Inc. (a)(b)	420,801	9,354,406
Enerpac Tool Group Corp. Class A (b)	462,187	9,382,396
EnPro Industries, Inc. (b)	156,766	14,654,486
ESCO Technologies, Inc. (b)	195,000	15,122,250
Evoqua Water Technologies Corp. (a)(b)	889,244	33,889,089
Fathom Digital Manufacturing Corp. (a)(b)	72,720	311,242
Federal Signal Corp.	451,120	18,730,502
Franklin Electric Co., Inc.	348,702	31,669,116
Gorman-Rupp Co.	170,838	5,244,727
Helios Technologies, Inc. (b)	246,932	16,993,860
Hillenbrand, Inc.	550,165	25,417,623
Hillman Solutions Corp. Class A (a)(b)	1,017,878	10,535,037
Hydrofarm Holdings Group, Inc. (a)(b)	329,659	1,064,799
Hyliion Holdings Corp. Class A (a)(b)	1,001,971	3,937,746
Hyster-Yale Materials Handling Class A (b)	79,290	2,742,641
Hyzon Motors, Inc. Class A (a)(b)	673,701	2,708,278
John Bean Technologies Corp.	239,458	26,893,528
Kadant, Inc. (b)	87,942	17,926,977
Kennametal, Inc.	626,614	16,824,586
Lightning eMotors, Inc. (a)(b)	295,899	1,050,441
Lindsay Corp.	83,290	12,823,328
Luxfer Holdings PLC sponsored	211,456	3,455,191
Manitowoc Co., Inc. (a)	271,209	3,099,919
Markforged Holding Corp. (a)(b)	827,446	1,812,107
Meritor, Inc. (a)	526,582	19,178,116
Microvast Holdings, Inc. (a)	1,290,980	3,421,097
Miller Industries, Inc.	81,763	1,964,765
Mueller Industries, Inc. (b)	423,440	28,510,215
Mueller Water Products, Inc. Class A	1,178,611	15,345,515
Nikola Corp. (a)(b)	2,210,122	13,746,959
Omega Flex, Inc. (b)	24,330	2,797,707
Proterra, Inc. Class A (a)(b)	1,678,858	9,049,045
Proto Labs, Inc. (a)(b)	208,260	10,181,831
RBC Bearings, Inc. (a)(b)	215,613	50,884,668
REV Group, Inc. (b)	272,612	3,173,204
Sarcos Technology and Robotics Corp. Class A (a)(b)	568,638	1,904,937
Shyft Group, Inc. (The)	263,385	6,832,207
SPX Corp. (a)(b)	334,337	19,769,347
Standex International Corp.	90,203	8,756,907
Tennant Co. (b)	140,631	9,426,496
Terex Corp.	516,759	17,316,594
The Greenbrier Companies, Inc.	239,919	7,634,223
Titan International, Inc. (a)(b)	391,938	6,568,881
Trinity Industries, Inc. (b)	626,703	16,262,943
Velo3D, Inc. (a)(b)	433,341	1,391,025
Wabash National Corp.	369,094	6,665,838
Watts Water Technologies, Inc. Class A (b)	206,954	28,586,556
Xos, Inc. Class A (a)(b)	410,499	734,793
		724,518,808
Marine - 0.3%
Costamare, Inc.	406,087	4,763,401
Eagle Bulk Shipping, Inc. (b)	102,883	5,445,597
Eneti, Inc. (b)	164,502	1,056,103
Genco Shipping & Trading Ltd.	280,065	5,399,653
Golden Ocean Group Ltd. (b)	927,272	10,125,810
Matson, Inc.	303,299	27,803,419
Safe Bulkers, Inc.	546,013	2,107,610
		56,701,593
Professional Services - 1.8%
Alight, Inc. Class A (a)(b)	2,569,292	19,372,462
ASGN, Inc. (a)(b)	379,567	39,383,872
Atlas Technical Consultants, Inc. (a)(b)	107,796	756,728
Barrett Business Services, Inc. (b)	54,002	4,406,023
CBIZ, Inc. (a)(b)	369,795	16,870,048
CRA International, Inc. (b)	54,254	5,371,689
Exponent, Inc.	390,154	39,206,575
First Advantage Corp. (a)(b)	446,654	6,266,556
Forrester Research, Inc. (a)	86,255	4,009,995
Franklin Covey Co. (a)	96,931	5,072,399
Heidrick & Struggles International, Inc.	150,831	4,696,877
HireRight Holdings Corp. (b)	159,131	2,364,687
Huron Consulting Group, Inc. (a)	159,356	10,692,788
ICF International, Inc.	138,987	13,113,423
Insperity, Inc. (b)	274,325	30,104,426
Kelly Services, Inc. Class A (non-vtg.) (b)	265,733	5,761,091
Kforce, Inc. (b)	154,972	10,204,906
Korn Ferry	405,871	26,588,609
LegalZoom.com, Inc. (b)	745,680	7,814,726
ManTech International Corp. Class A	225,559	21,613,063
Planet Labs PBC Class A (a)(b)	1,184,252	6,312,063
Red Violet, Inc. (a)	71,387	1,684,733
Resources Connection, Inc.	239,927	5,148,833
Skillsoft Corp. (a)(b)	601,631	2,310,263
Spire Global, Inc. (a)(b)	935,765	1,403,648
Sterling Check Corp. (b)	181,373	3,563,979
TriNet Group, Inc. (a)	282,618	23,315,985
TrueBlue, Inc. (a)(b)	249,206	5,392,818
Upwork, Inc. (a)	909,063	16,872,209
Willdan Group, Inc. (a)(b)	85,624	2,329,829
		342,005,303
Road & Rail - 0.6%
ArcBest Corp.	185,387	16,425,288
Bird Global, Inc. Class A (a)(b)	1,279,240	688,231
Covenant Transport Group, Inc. Class A	82,618	2,765,224
Daseke, Inc. (a)(b)	301,921	2,530,098
Heartland Express, Inc. (b)	348,317	5,531,274
Marten Transport Ltd.	446,262	9,621,409
P.A.M. Transportation Services, Inc.	53,840	1,926,395
Saia, Inc. (a)(b)	201,098	47,831,159
TuSimple Holdings, Inc. (a)(b)	1,059,414	10,551,763
Universal Logistics Holdings, Inc.	59,415	1,785,421
Werner Enterprises, Inc. (b)	490,339	21,555,302
		121,211,564
Trading Companies & Distributors - 1.5%
Alta Equipment Group, Inc.	140,100	1,574,724
Applied Industrial Technologies, Inc.	289,557	29,126,539
Beacon Roofing Supply, Inc. (a)(b)	410,615	24,645,112
BlueLinx Corp. (a)	70,694	5,655,520
Boise Cascade Co. (b)	299,533	21,179,978
Custom Truck One Source, Inc. Class A (a)(b)	458,581	2,838,616
Distribution Solutions Group I (a)(b)	36,432	1,807,027
DXP Enterprises, Inc. (a)(b)	113,922	3,873,348
GATX Corp. (b)	267,540	26,820,885
Global Industrial Co.	97,853	3,498,245
GMS, Inc. (a)(b)	328,541	17,435,671
H&E Equipment Services, Inc.	241,576	8,636,342
Herc Holdings, Inc.	194,565	24,129,951
Hudson Technologies, Inc. (a)(b)	327,541	2,918,390
Karat Packaging, Inc. (a)	33,967	646,392
McGrath RentCorp.	183,173	15,452,474
MRC Global, Inc. (a)	627,924	7,296,477
NOW, Inc. (a)	834,669	9,231,439
Rush Enterprises, Inc.:
Class A	373,828	18,014,771
Class B	1,888	102,424
Textainer Group Holdings Ltd. (b)	352,000	11,957,440
Titan Machinery, Inc. (a)	154,228	4,338,434
Transcat, Inc. (a)(b)	54,091	3,370,951
Triton International Ltd. (b)	481,261	30,839,205
Veritiv Corp. (a)(b)	110,322	13,682,134
		289,072,489
TOTAL INDUSTRIALS		2,893,237,751
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.9%
Adtran Holdings, Inc. (b)	533,800	12,859,242
Aviat Networks, Inc. (a)	83,626	2,456,932
Calix, Inc. (a)(b)	430,280	24,543,171
Cambium Networks Corp. (a)(b)	87,349	1,646,529
Casa Systems, Inc. (a)(b)	239,646	1,059,235
Clearfield, Inc. (a)(b)	87,785	8,651,212
CommScope Holding Co., Inc. (a)(b)	1,556,106	14,051,637
Comtech Telecommunications Corp.	197,512	2,295,089
Digi International, Inc. (a)(b)	257,872	7,346,773
DZS, Inc. (a)(b)	127,212	2,383,953
Extreme Networks, Inc. (a)	967,942	12,660,681
Harmonic, Inc. (a)(b)	702,149	7,667,467
Infinera Corp. (a)(b)	1,437,812	9,417,669
Inseego Corp. (a)(b)	698,493	1,557,639
NETGEAR, Inc. (a)(b)	217,242	5,600,499
NetScout Systems, Inc. (a)(b)	531,980	18,927,848
Ondas Holdings, Inc. (a)(b)	255,708	1,171,143
Plantronics, Inc. (a)	319,327	12,706,021
Ribbon Communications, Inc. (a)	565,591	1,917,353
Viavi Solutions, Inc. (a)(b)	1,722,270	25,489,596
		174,409,689
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)(b)	168,394	3,788,865
Advanced Energy Industries, Inc. (b)	285,040	25,508,230
Aeva Technologies, Inc. (a)(b)	736,205	2,598,804
AEye, Inc. Class A (a)(b)	199,627	447,164
Akoustis Technologies, Inc. (a)(b)	423,215	1,811,360
Arlo Technologies, Inc. (a)(b)	641,076	4,506,764
Badger Meter, Inc. (b)	221,520	21,308,009
Belden, Inc.	331,397	21,448,014
Benchmark Electronics, Inc.	263,416	6,738,181
Cepton, Inc. (a)(b)	28,006	41,169
CTS Corp.	238,917	9,719,144
ePlus, Inc. (a)	200,489	11,141,174
Evolv Technologies Holdings, Inc. (a)(b)	628,330	1,690,208
Fabrinet (a)	279,721	26,869,999
FARO Technologies, Inc. (a)	140,489	4,568,702
Focus Universal, Inc. (a)(b)	131,325	1,829,357
Identiv, Inc. (a)(b)	161,163	2,182,147
Insight Enterprises, Inc. (a)	236,373	22,079,602
Itron, Inc. (a)	341,934	19,968,946
Kimball Electronics, Inc. (a)(b)	180,594	3,973,068
Knowles Corp. (a)(b)	675,632	13,343,732
Lightwave Logic, Inc. (a)(b)	846,501	9,032,166
Methode Electronics, Inc. Class A	274,877	11,335,927
MicroVision, Inc. (a)(b)	1,253,802	6,457,080
Mirion Technologies, Inc. Class A (a)	1,040,079	7,072,537
Napco Security Technologies, Inc. (b)	222,776	5,716,432
nLIGHT, Inc. (a)(b)	340,665	4,176,553
Novanta, Inc. (a)(b)	268,635	41,423,517
OSI Systems, Inc. (a)(b)	122,158	11,809,014
Ouster, Inc. (a)(b)	1,021,822	1,798,407
Par Technology Corp. (a)(b)	201,324	8,379,105
PC Connection, Inc.	85,639	4,061,858
Plexus Corp. (a)(b)	207,528	19,497,256
Rogers Corp. (a)	141,077	37,984,982
Sanmina Corp. (a)(b)	452,933	20,857,565
ScanSource, Inc. (a)	193,381	6,178,523
Smartrent, Inc. (a)(b)	904,421	5,119,023
TTM Technologies, Inc. (a)(b)	758,254	10,259,177
Velodyne Lidar, Inc. (a)(b)	1,460,604	1,533,634
Vishay Intertechnology, Inc. (b)	1,001,155	20,683,862
Vishay Precision Group, Inc. (a)	89,678	2,796,160
		441,735,417
IT Services - 2.2%
AvidXchange Holdings, Inc. (b)	1,113,366	8,038,503
BigCommerce Holdings, Inc. (a)	488,140	7,639,391
Bread Financial Holdings, Inc.	378,157	14,978,799
Brightcove, Inc. (a)(b)	303,762	1,807,384
Cantaloupe, Inc. (a)(b)	451,552	2,740,921
Cass Information Systems, Inc.	101,287	3,692,924
Cerberus Cyber Sentinel Corp. (b)	341,035	1,094,722
Conduent, Inc. (a)	1,291,498	6,018,381
Core Scientific, Inc. (a)(b)	1,661,774	4,171,053
CSG Systems International, Inc. (b)	240,286	15,678,662
Cyxtera Technologies, Inc. Class A (a)(b)	321,543	3,919,609
Digitalocean Holdings, Inc. (a)(b)	578,294	23,698,488
Edgio, Inc. (a)(b)	1,013,976	2,565,359
EVERTEC, Inc.	454,722	17,729,611
EVO Payments, Inc. Class A (a)(b)	359,970	9,841,580
ExlService Holdings, Inc. (a)(b)	244,579	41,179,766
Fastly, Inc. Class A (a)(b)	847,281	9,633,585
Flywire Corp. (a)(b)	420,544	9,865,962
Grid Dynamics Holdings, Inc. (a)(b)	369,714	6,976,503
Hackett Group, Inc.	202,807	4,252,863
i3 Verticals, Inc. Class A (a)(b)	167,157	4,534,969
IBEX Ltd. (a)	44,075	795,995
Information Services Group, Inc.	264,097	1,970,164
International Money Express, Inc. (a)	245,977	5,913,287
Marqeta, Inc. Class A (a)(b)	3,287,514	31,527,259
Maximus, Inc.	464,215	31,032,773
MoneyGram International, Inc. (a)	705,273	7,165,574
Paya Holdings, Inc. (a)(b)	683,628	4,778,560
Payoneer Global, Inc. (a)	1,639,447	8,754,647
Paysafe Ltd. (a)(b)	2,571,105	5,167,921
Perficient, Inc. (a)(b)	258,971	27,326,620
PFSweb, Inc. (a)(b)	116,356	1,269,444
Priority Technology Holdings, Inc. (a)(b)	133,286	598,454
Rackspace Technology, Inc. (a)(b)	438,987	2,958,772
Remitly Global, Inc. (b)	638,349	6,083,466
Repay Holdings Corp. (a)(b)	666,086	8,925,552
Sabre Corp. (a)(b)	2,467,775	15,176,816
SolarWinds, Inc. (b)	367,891	3,940,113
Squarespace, Inc. Class A (a)(b)	236,253	5,025,101
StoneCo Ltd. Class A (a)(b)	2,099,889	20,116,937
Ttec Holdings, Inc. (b)	143,731	10,516,797
Tucows, Inc. (a)(b)	73,832	3,416,207
Unisys Corp. (a)(b)	500,488	6,866,695
Verra Mobility Corp. (a)(b)	1,106,162	18,240,611
		427,626,800
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc. (b)	363,032	6,127,980
Alpha & Omega Semiconductor Ltd. (a)(b)	167,082	7,019,115
Ambarella, Inc. (a)(b)	275,816	23,871,875
Amkor Technology, Inc. (b)	767,812	15,486,768
Atomera, Inc. (a)(b)	153,937	1,797,984
Axcelis Technologies, Inc. (a)(b)	247,313	17,393,523
AXT, Inc. (a)	306,436	2,687,444
CEVA, Inc. (a)(b)	172,673	6,428,616
Cohu, Inc. (a)(b)	365,221	10,438,016
Credo Technology Group Holding Ltd. (b)	177,418	2,847,559
CyberOptics Corp. (a)	53,750	2,186,013
Diodes, Inc. (a)(b)	337,432	27,456,842
FormFactor, Inc. (a)(b)	590,171	20,986,481
Ichor Holdings Ltd. (a)(b)	216,179	6,757,756
Impinj, Inc. (a)(b)	158,752	13,497,095
indie Semiconductor, Inc. (a)(b)	754,758	5,434,258
Kulicke & Soffa Industries, Inc. (b)	440,388	21,191,471
MACOM Technology Solutions Holdings, Inc. (a)	381,858	22,124,853
MaxLinear, Inc. Class A (a)(b)	544,692	22,011,004
NeoPhotonics Corp. (a)	388,607	6,213,826
Onto Innovation, Inc. (a)	375,685	31,275,776
PDF Solutions, Inc. (a)(b)	228,790	6,172,754
Photronics, Inc. (a)(b)	452,355	10,770,573
Power Integrations, Inc. (b)	437,589	37,199,441
Rambus, Inc. (a)(b)	829,267	20,963,870
Rigetti Computing, Inc. Class A (a)(b)	236,073	1,045,803
Rockley Photonics Holdings Ltd. (a)(b)	759,393	1,944,046
Semtech Corp. (a)	478,408	29,819,171
Silicon Laboratories, Inc. (a)(b)	274,196	40,438,426
SiTime Corp. (a)(b)	121,470	22,590,991
SkyWater Technology, Inc. (a)(b)	79,087	1,062,929
SMART Global Holdings, Inc. (a)(b)	372,055	7,299,719
SunPower Corp. (a)(b)	619,364	12,616,445
Synaptics, Inc. (a)(b)	300,184	43,511,671
Transphorm, Inc. (a)(b)	154,685	796,628
Ultra Clean Holdings, Inc. (a)(b)	343,646	11,546,506
Veeco Instruments, Inc. (a)(b)	378,889	8,259,780
		529,273,008
Software - 4.8%
8x8, Inc. (a)(b)	845,537	4,134,676
A10 Networks, Inc.	499,854	7,452,823
ACI Worldwide, Inc. (a)(b)	867,004	24,735,624
Agilysys, Inc. (a)(b)	148,235	7,159,751
Alarm.com Holdings, Inc. (a)(b)	364,612	25,803,591
Alkami Technology, Inc. (a)(b)	275,009	3,828,125
Altair Engineering, Inc. Class A (a)(b)	395,221	23,282,469
American Software, Inc. Class A	233,831	4,180,898
Amplitude, Inc. (a)(b)	426,870	6,309,139
AppFolio, Inc. (a)(b)	144,610	14,722,744
Appian Corp. Class A (a)(b)	304,565	14,780,539
Applied Blockchain, Inc.	62,360	132,203
Arteris, Inc. (b)	126,245	1,017,535
Asana, Inc. (a)(b)	560,006	10,819,316
Avaya Holdings Corp. (a)(b)	638,205	573,491
AvePoint, Inc. (a)(b)	976,080	4,909,682
Benefitfocus, Inc. (a)(b)	180,417	1,528,132
Blackbaud, Inc. (a)(b)	351,564	21,557,904
BlackLine, Inc. (a)(b)	418,137	26,434,621
Blend Labs, Inc. (b)	1,411,571	3,726,547
Box, Inc. Class A (a)(b)	977,251	27,793,018
BTRS Holdings, Inc. (a)	764,829	4,933,147
C3.Ai, Inc. (a)(b)	522,856	9,625,779
Cerence, Inc. (a)(b)	299,090	8,425,365
ChannelAdvisor Corp. (a)(b)	229,191	3,378,275
Cipher Mining, Inc. (a)(b)	298,008	512,574
Cleanspark, Inc. (a)(b)	341,511	1,362,629
Clear Secure, Inc. (b)	472,329	11,959,370
CommVault Systems, Inc. (a)	338,039	18,960,608
Consensus Cloud Solutions, Inc. (a)(b)	120,117	6,489,922
Couchbase, Inc. (b)	202,848	3,089,375
CS Disco, Inc. (b)	169,868	4,168,561
Cvent Holding Corp. (a)(b)	636,425	3,971,292
Digimarc Corp. (a)(b)	102,610	1,570,959
Digital Turbine, Inc. (a)(b)	701,149	14,072,060
Domo, Inc. Class B (a)	232,078	6,500,505
Duck Creek Technologies, Inc. (a)(b)	589,451	8,134,424
E2open Parent Holdings, Inc. (a)(b)	1,510,245	10,194,154
Ebix, Inc. (b)	201,442	4,766,118
eGain Communications Corp. (a)	151,518	1,342,449
Enfusion, Inc. Class A (b)	192,697	2,216,016
EngageSmart, Inc.	267,741	5,052,273
Envestnet, Inc. (a)	416,460	24,267,124
Everbridge, Inc. (a)(b)	301,935	7,590,646
EverCommerce, Inc. (b)	183,621	2,107,969
ForgeRock, Inc. (b)	210,992	4,276,808
Greenidge Generation Holdings, Inc. (a)(b)	98,343	293,062
Instructure Holdings, Inc. (b)	131,867	3,222,829
Intapp, Inc. (b)	111,648	1,693,700
InterDigital, Inc. (b)	233,511	14,335,240
IronNet, Inc. Class A (a)(b)	486,248	1,079,471
Kaleyra, Inc. (a)(b)	223,510	507,368
KnowBe4, Inc. (a)	553,309	7,906,786
Latch, Inc. (a)(b)	543,212	651,854
LivePerson, Inc. (a)(b)	535,867	7,309,226
Liveramp Holdings, Inc. (a)	510,279	13,578,524
Livevox Holdings, Inc. (a)(b)	147,045	242,624
Marathon Digital Holdings, Inc. (a)(b)	765,504	9,943,897
Matterport, Inc. (a)(b)	1,666,527	7,082,740
MeridianLink, Inc. (b)	175,574	2,993,537
MicroStrategy, Inc. Class A (a)(b)	71,225	20,374,624
Mitek Systems, Inc. (a)(b)	326,296	3,550,100
Model N, Inc. (a)	273,095	6,860,146
Momentive Global, Inc. (a)	1,003,888	8,683,631
N-able, Inc. (a)(b)	516,461	5,071,647
Nextnav, Inc. (a)(b)	366,812	1,012,401
Olo, Inc. (a)(b)	686,196	7,349,159
ON24, Inc. (a)(b)	315,234	3,029,399
Onespan, Inc. (a)	299,353	3,313,838
Pagerduty, Inc. (a)(b)	646,880	16,773,598
Ping Identity Holding Corp. (a)(b)	585,464	10,040,708
Progress Software Corp. (b)	330,981	15,542,868
PROS Holdings, Inc. (a)(b)	310,843	7,575,244
Q2 Holdings, Inc. (a)(b)	424,102	18,618,078
Qualys, Inc. (a)(b)	295,446	36,138,955
Rapid7, Inc. (a)(b)	439,759	28,131,383
Rimini Street, Inc. (a)(b)	366,356	2,571,819
Riot Blockchain, Inc. (a)(b)	892,354	6,532,031
SailPoint Technologies Holding, Inc. (a)	702,956	44,827,504
Sapiens International Corp. NV (b)	236,128	6,212,528
SecureWorks Corp. (a)	71,748	712,458
ShotSpotter, Inc. (a)(b)	64,484	2,166,018
Sprout Social, Inc. (a)(b)	348,923	18,178,888
SPS Commerce, Inc. (a)(b)	274,919	32,924,299
Sumo Logic, Inc. (a)	659,179	4,462,642
Telos Corp. (a)	404,301	3,210,150
Tenable Holdings, Inc. (a)(b)	831,871	32,151,814
TeraWulf, Inc. (a)	161,045	231,905
Upland Software, Inc. (a)(b)	222,251	2,515,881
UserTesting, Inc. (a)(b)	354,755	2,245,599
Varonis Systems, Inc. (a)(b)	826,598	21,020,387
Verint Systems, Inc. (a)(b)	480,461	21,942,654
Veritone, Inc. (a)(b)	237,299	1,668,212
Viant Technology, Inc. (a)	86,310	428,961
Weave Communications, Inc. (b)	32,665	163,652
Workiva, Inc. (a)	361,495	23,677,923
Xperi Holding Corp.	793,438	13,298,021
Yext, Inc. (a)(b)	919,726	4,028,400
Zeta Global Holdings Corp. (a)(b)	234,827	1,256,324
Zuora, Inc. (a)(b)	862,767	7,342,147
		920,528,084
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	962,964	11,016,308
Avid Technology, Inc. (a)(b)	270,009	7,576,453
CompoSecure, Inc. (a)(b)	54,245	296,178
Corsair Gaming, Inc. (a)(b)	292,567	4,125,195
Diebold Nixdorf, Inc. (a)(b)	547,739	1,769,197
Eastman Kodak Co. (a)(b)	430,221	2,370,518
IonQ, Inc. (a)(b)	899,078	4,855,021
Super Micro Computer, Inc. (a)	343,603	18,557,998
Turtle Beach Corp. (a)(b)	115,625	1,503,125
Xerox Holdings Corp. (b)	862,356	14,772,158
		66,842,151
TOTAL INFORMATION TECHNOLOGY		2,560,415,149
MATERIALS - 4.1%
Chemicals - 2.1%
AdvanSix, Inc.	208,119	8,176,996
American Vanguard Corp.	221,506	5,185,455
Amyris, Inc. (a)(b)	1,477,716	2,630,334
Aspen Aerogels, Inc. (a)(b)	209,700	2,742,876
Avient Corp. (b)	688,997	29,730,221
Balchem Corp.	240,469	32,646,071
Cabot Corp. (b)	419,863	31,179,026
Chase Corp. (b)	56,491	5,136,162
Danimer Scientific, Inc. (a)(b)	694,301	3,207,671
Diversey Holdings Ltd. (a)(b)	591,287	4,428,740
Ecovyst, Inc.	481,409	4,924,814
FutureFuel Corp.	201,300	1,447,347
GCP Applied Technologies, Inc. (a)	370,539	11,671,979
H.B. Fuller Co.	399,843	25,669,921
Hawkins, Inc.	145,567	5,786,288
Ingevity Corp. (a)(b)	293,869	19,718,610
Innospec, Inc. (b)	186,945	19,068,390
Intrepid Potash, Inc. (a)(b)	84,054	3,832,862
Koppers Holdings, Inc. (b)	156,667	3,687,941
Kronos Worldwide, Inc.	166,166	2,919,537
Livent Corp. (a)(b)	1,226,605	30,530,198
LSB Industries, Inc.	240,278	3,318,239
Mativ, Inc.	412,245	9,007,553
Minerals Technologies, Inc.	246,667	16,479,822
Origin Materials, Inc. Class A (a)(b)	805,050	4,733,694
Orion Engineered Carbons SA (b)	461,894	7,986,147
Perimeter Solutions SA (a)(b)	920,183	10,628,114
PureCycle Technologies, Inc. (a)(b)	806,156	6,110,662
Quaker Houghton (b)	102,920	16,694,653
Rayonier Advanced Materials, Inc. (a)	475,004	1,681,514
Sensient Technologies Corp.	316,596	27,220,924
Stepan Co. (b)	161,272	18,096,331
Tredegar Corp. (b)	194,417	2,037,490
Trinseo PLC	272,463	9,746,002
Tronox Holdings PLC	886,955	13,845,368
Valhi, Inc.	17,749	906,974
		402,814,926
Construction Materials - 0.2%
Summit Materials, Inc. (a)(b)	897,659	24,694,599
United States Lime & Minerals, Inc.	15,807	1,626,066
		26,320,665
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)(b)	136,811	151,860
Greif, Inc.:
Class A (b)	233,635	16,499,304
Class B	1,882	131,401
Myers Industries, Inc. (b)	274,950	6,689,534
O-I Glass, Inc. (a)	1,176,026	17,299,342
Pactiv Evergreen, Inc.	326,357	3,335,369
Ranpak Holdings Corp. (A Shares) (a)	326,541	1,668,625
TriMas Corp.	317,091	9,385,894
		55,161,329
Metals & Mining - 1.4%
5E Advanced Materials, Inc. (a)(b)	243,275	3,960,517
Alpha Metallurgical Resources	135,208	18,491,046
Arconic Corp. (a)	799,796	24,161,837
ATI, Inc. (a)(b)	936,988	23,321,631
Carpenter Technology Corp. (b)	359,639	11,558,797
Century Aluminum Co. (a)(b)	389,660	3,074,417
Coeur d'Alene Mines Corp. (a)(b)	2,102,056	6,747,600
Commercial Metals Co.	914,825	36,245,367
Compass Minerals International, Inc. (b)	260,064	9,682,183
Constellium NV (a)	939,190	13,740,350
Dakota Gold Corp. (a)(b)	372,373	1,664,507
Ferroglobe Representation & Warranty Insurance (a)(d)	73,951	1
Haynes International, Inc.	92,966	3,594,066
Hecla Mining Co. (b)	4,050,268	18,347,714
Hycroft Mining Holding Corp. (a)(b)	1,124,660	1,158,400
Kaiser Aluminum Corp. (b)	120,325	9,117,025
Materion Corp.	154,367	12,648,832
Novagold Resources, Inc. (a)(b)	1,808,440	8,825,187
Olympic Steel, Inc.	71,808	2,134,852
Piedmont Lithium, Inc. (a)(b)	130,469	5,898,503
PolyMet Mining Corp. (a)	242,610	722,978
Ramaco Resources, Inc. (b)	170,155	1,997,620
Ryerson Holding Corp.	126,133	3,456,044
Schnitzer Steel Industries, Inc. Class A (b)	197,647	7,028,327
SunCoke Energy, Inc.	631,288	4,671,531
TimkenSteel Corp. (a)(b)	350,564	7,112,944
Warrior Metropolitan Coal, Inc.	388,563	12,406,817
Worthington Industries, Inc. (b)	241,158	12,349,701
		264,118,794
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	128,321	4,581,060
Glatfelter Corp.	342,966	2,105,811
Resolute Forest Products, Inc.	347,085	7,038,884
Sylvamo Corp.	268,968	10,554,304
		24,280,059
TOTAL MATERIALS		772,695,773
REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust (SBI)	717,052	12,283,101
Agree Realty Corp.	567,164	45,140,583
Alexander & Baldwin, Inc.	558,467	11,119,078
Alexanders, Inc.	17,693	4,308,422
American Assets Trust, Inc.	387,064	11,700,945
Apartment Investment & Management Co. Class A (b)	1,126,225	9,370,192
Apple Hospitality (REIT), Inc.	1,634,052	27,255,987
Armada Hoffler Properties, Inc.	528,934	7,500,284
Ashford Hospitality Trust, Inc. (a)	264,020	2,302,254
Bluerock Residential Growth (REIT), Inc.	213,878	5,618,575
Braemar Hotels & Resorts, Inc.	519,979	2,698,691
Brandywine Realty Trust (SBI)	1,319,668	12,338,896
Broadstone Net Lease, Inc.	1,300,926	29,491,992
BRT Apartments Corp.	88,569	2,036,201
CareTrust (REIT), Inc.	742,568	15,334,029
CatchMark Timber Trust, Inc.	393,806	4,426,379
CBL & Associates Properties, Inc. (b)	202,044	6,220,935
Cedar Realty Trust, Inc. (b)	79,523	2,310,938
Centerspace	119,069	10,226,836
Chatham Lodging Trust (a)	359,854	4,375,825
City Office REIT, Inc.	347,226	4,895,887
Clipper Realty, Inc.	95,498	860,437
Community Healthcare Trust, Inc.	194,165	7,562,727
Corporate Office Properties Trust (SBI)	862,078	24,267,496
CTO Realty Growth, Inc.	141,096	2,991,235
DiamondRock Hospitality Co.	1,594,625	14,798,120
Diversified Healthcare Trust (SBI)	1,831,999	3,169,358
Easterly Government Properties, Inc.	712,769	14,447,828
Empire State Realty Trust, Inc.	1,056,731	9,013,915
Equity Commonwealth (a)	811,995	22,776,460
Essential Properties Realty Trust, Inc.	1,013,406	24,443,353
Farmland Partners, Inc.	351,138	5,210,888
Four Corners Property Trust, Inc.	621,964	18,180,008
Franklin Street Properties Corp.	789,058	2,990,530
Getty Realty Corp.	336,418	9,870,504
Gladstone Commercial Corp.	309,077	6,475,163
Gladstone Land Corp.	246,609	6,685,570
Global Medical REIT, Inc.	494,124	6,018,430
Global Net Lease, Inc.	815,277	12,302,530
Hersha Hospitality Trust (a)	236,352	2,382,428
Independence Realty Trust, Inc.	1,684,210	37,389,462
Indus Realty Trust, Inc. (b)	45,627	2,786,897
Industrial Logistics Properties Trust	507,357	5,088,791
InvenTrust Properties Corp.	515,198	14,770,727
iStar Financial, Inc.	504,642	8,432,568
Kite Realty Group Trust	1,654,448	32,906,971
LTC Properties, Inc.	299,350	12,542,765
LXP Industrial Trust (REIT)	2,161,299	23,709,450
National Health Investors, Inc.	337,341	21,873,190
Necessity Retail (REIT), Inc./The	1,043,646	8,130,002
NETSTREIT Corp.	388,333	7,960,827
NexPoint Residential Trust, Inc.	173,358	11,535,241
Office Properties Income Trust	378,945	7,874,477
One Liberty Properties, Inc.	132,926	3,688,697
Orion Office (REIT), Inc.	436,584	4,776,229
Outfront Media, Inc.	1,117,618	20,631,228
Paramount Group, Inc.	1,425,189	11,187,734
Pebblebrook Hotel Trust	986,105	19,288,214
Phillips Edison & Co., Inc.	870,457	29,630,356
Physicians Realty Trust	1,719,559	30,556,563
Piedmont Office Realty Trust, Inc. Class A	957,021	13,168,609
Plymouth Industrial REIT, Inc.	300,582	5,789,209
Postal Realty Trust, Inc.	158,772	2,680,071
Potlatch Corp.	521,539	25,571,057
Retail Opportunity Investments Corp.	931,859	16,270,258
RLJ Lodging Trust	1,249,331	15,604,144
RPT Realty	653,991	7,108,882
Ryman Hospitality Properties, Inc. (a)	407,583	36,087,399
Sabra Health Care REIT, Inc.	1,757,101	27,041,784
Safehold, Inc.	170,631	7,275,706
Saul Centers, Inc.	95,668	5,001,523
Service Properties Trust	1,247,064	8,155,799
SITE Centers Corp.	1,488,646	21,749,118
Stag Industrial, Inc.	1,377,720	45,161,662
Summit Hotel Properties, Inc.	816,020	6,405,757
Sunstone Hotel Investors, Inc.	1,631,912	18,489,563
Tanger Factory Outlet Centers, Inc.	773,617	12,586,749
Terreno Realty Corp.	568,370	35,608,381
The Macerich Co.	1,639,750	17,397,748
UMH Properties, Inc.	393,912	8,394,265
Uniti Group, Inc.	1,816,168	18,107,195
Universal Health Realty Income Trust (SBI)	105,016	5,660,362
Urban Edge Properties	879,369	14,448,033
Urstadt Biddle Properties, Inc. Class A	243,381	4,478,210
Veris Residential, Inc. (a)	654,018	9,123,551
Washington REIT (SBI)	668,574	14,822,286
Whitestone REIT Class B	367,328	4,125,093
Xenia Hotels & Resorts, Inc. (a)	869,742	14,281,164
		1,160,756,977
Real Estate Management & Development - 0.8%
Anywhere Real Estate, Inc. (a)(b)	877,019	8,708,799
Compass, Inc. (a)(b)	1,979,021	7,559,860
Cushman & Wakefield PLC (a)(b)	1,206,271	20,265,353
Digitalbridge Group, Inc. (a)	4,472,905	24,511,519
Doma Holdings, Inc. Class A (a)(b)	1,037,435	769,777
Douglas Elliman, Inc.	564,289	3,385,734
eXp World Holdings, Inc. (b)	526,098	7,817,816
Forestar Group, Inc. (a)(b)	141,253	1,954,942
FRP Holdings, Inc. (a)(b)	49,618	2,927,462
Kennedy-Wilson Holdings, Inc. (b)	892,785	18,444,938
Marcus & Millichap, Inc. (b)	190,118	7,779,629
Newmark Group, Inc. (b)	1,124,512	12,819,437
Offerpad Solutions, Inc. (a)(b)	513,773	1,084,061
RE/MAX Holdings, Inc. (b)	148,326	3,758,581
Redfin Corp. (a)(b)	803,607	6,991,381
Seritage Growth Properties (a)(b)	329,522	3,960,854
Stratus Properties, Inc. (a)	42,929	1,359,561
Tejon Ranch Co. (a)(b)	155,009	2,560,749
The RMR Group, Inc.	117,914	3,408,894
The St. Joe Co. (b)	262,622	11,035,376
Transcontinental Realty Investors, Inc. (a)	7,515	325,024
		151,429,747
TOTAL REAL ESTATE		1,312,186,724
UTILITIES - 3.4%
Electric Utilities - 0.7%
Allete, Inc.	434,160	26,948,311
MGE Energy, Inc.	275,651	22,432,478
Otter Tail Corp. (b)	311,953	21,920,937
PNM Resources, Inc.	644,520	31,110,980
Portland General Electric Co. (b)	675,086	34,658,915
Via Renewables, Inc. Class A,	94,328	765,943
		137,837,564
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. A Shares (b)	739,470	33,875,121
Chesapeake Utilities Corp.	132,879	18,221,697
New Jersey Resources Corp. (b)	727,674	33,611,262
Northwest Natural Holding Co.	260,668	13,990,052
ONE Gas, Inc. (b)	406,926	34,564,294
South Jersey Industries, Inc.	926,066	31,745,542
Southwest Gas Corp.	499,227	43,412,780
Spire, Inc. (b)	386,930	29,112,613
		238,533,361
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)(b)	322,289	2,526,746
Clearway Energy, Inc.:
Class A	829,266	28,634,555
Class C (b)	102,123	3,833,697
Montauk Renewables, Inc. (a)(b)	487,541	5,835,866
Ormat Technologies, Inc. (b)	343,265	29,706,153
Sunnova Energy International, Inc. (a)(b)	752,061	19,568,627
		90,105,644
Multi-Utilities - 0.5%
Avista Corp.	548,540	23,181,300
Black Hills Corp. (b)	491,114	37,914,001
NorthWestern Energy Corp.	412,779	22,888,596
Unitil Corp.	120,403	6,594,472
		90,578,369
Water Utilities - 0.4%
American States Water Co.	281,125	24,505,666
Artesian Resources Corp. Class A	60,515	3,120,153
California Water Service Group	408,382	24,535,591
Global Water Resources, Inc.	95,213	1,259,668
Middlesex Water Co. (b)	132,680	12,619,195
Pure Cycle Corp. (a)(b)	160,039	1,690,012
SJW Corp.	206,024	13,527,536
York Water Co.	105,154	4,520,570
		85,778,391
TOTAL UTILITIES		642,833,329
TOTAL COMMON STOCKS (Cost $17,534,245,393)		18,771,359,830

U.S. Treasury Obligations - 0.1%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (f) (Cost $20,881,682)	21,000,000	20,711,084

Money Market Funds - 21.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	353,579,066	353,649,782
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	3,650,935,417	3,651,300,511
TOTAL MONEY MARKET FUNDS (Cost $4,004,932,330)		4,004,950,293

TOTAL INVESTMENT IN SECURITIES - 119.8% (Cost $21,560,059,405)	22,797,021,207
NET OTHER ASSETS (LIABILITIES) - (19.8)% (i)	(3,765,287,748)
NET ASSETS - 100.0%	19,031,733,459

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2,640	Sep 2022	248,859,600	23,068,856	23,068,856

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,711,084.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $637,155 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	194,733,187	2,521,836,156	2,362,919,561	655,674	-	-	353,649,782	0.7%
Fidelity Securities Lending Cash Central Fund 2.01%	2,697,694,701	3,779,630,145	2,826,024,335	9,206,382	-	-	3,651,300,511	10.1%
Total	2,892,427,888	6,301,466,301	5,188,943,896	9,862,056	-	-	4,004,950,293

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Playstudios, Inc. Class A	-	3,207,939	-	-	-	(829,277)	2,378,662
Total	-	3,207,939	-	-	-	(829,277)	2,378,662

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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